UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22424

Investment Company Act File Number

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Absolute Return Advantage Portfolio

January 31, 2014

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 48.3%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.4%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	4,376	$6,144,182

Total Albania			$6,144,182

Australia — 2.2%
Australia Government Bond, 1.25%, 2/21/22(1)(2)	AUD	11,794	$10,320,664
Australia Government Bond, 5.75%, 7/15/22	AUD	25,540	25,434,323

Total Australia			$35,754,987

Bermuda — 1.6%
Government of Bermuda, 4.854%, 2/6/24(3)	USD	25,654	$25,462,134

Total Bermuda			$25,462,134

Croatia — 2.3%
Croatia Treasury Bill, 0.00%, 2/12/15	EUR	27,567	$36,335,411

Total Croatia			$36,335,411

Ecuador — 0.4%
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	5,682	$5,944,793

Total Ecuador			$5,944,793

Fiji — 0.5%
Republic of Fiji, 9.00%, 3/15/16	USD	7,928	$8,410,148

Total Fiji			$8,410,148

Ghana — 0.5%
Ghana Government Bond, 14.25%, 7/25/16	GHS	1,612	$608,066
Ghana Government Bond, 16.73%, 1/11/16	GHS	3,733	1,504,478
Ghana Government Bond, 16.90%, 3/7/16	GHS	7,583	3,050,532
Ghana Government Bond, 21.00%, 10/26/15	GHS	3,941	1,696,253
Ghana Government Bond, 23.00%, 8/21/17	GHS	1,460	667,617
Ghana Government Bond, 26.00%, 6/5/17	GHS	1,433	695,782

Total Ghana			$8,222,728

Guatemala — 0.5%
Republic of Guatemala, 4.875%, 2/13/28(3)	USD	9,094	$8,195,968

Total Guatemala			$8,195,968

Hungary — 0.8%
Republic of Hungary, 3.50%, 7/18/16(1)	EUR	3,336	$4,660,785
Republic of Hungary, 4.375%, 7/4/17(1)	EUR	4,209	5,924,860
Republic of Hungary, 5.50%, 5/6/14(1)	GBP	1,181	1,967,654

Total Hungary			$12,553,299

Ivory Coast — 1.0%
Ivory Coast, 5.75%, 12/31/32(1)	USD	17,677	$15,423,182

Total Ivory Coast			$15,423,182

Jamaica — 0.5%
Government of Jamaica, 8.00%, 6/24/19	USD	4,860	$4,908,600
Government of Jamaica, 10.625%, 6/20/17	USD	3,370	3,719,638

Total Jamaica			$8,628,238

Security	Principal Amount (000’s omitted)		Value
Jordan — 1.1%
Jordan Government Bond, 6.648%, 5/22/14	JOD	2,900	$4,143,483
Jordan Government Bond, 7.95%, 2/5/15	JOD	2,900	4,274,615
Jordan Government Bond, 8.163%, 3/25/16	JOD	1,000	1,526,254
Jordan Government Bond, 8.60%, 3/4/16	JOD	1,000	1,536,559
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	6,268	6,268,000

Total Jordan			$17,748,911

Kenya — 0.1%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	$955,318

Total Kenya			$955,318

Latvia — 0.4%
Republic of Latvia, 2.625%, 1/21/21(3)	EUR	4,681	$6,307,701

Total Latvia			$6,307,701

Lebanon — 1.2%
Lebanese Republic, 4.10%, 6/12/15(1)	USD	3,000	$3,027,048
Lebanese Republic, 5.875%, 1/15/15	USD	500	510,000
Lebanese Republic, 8.50%, 8/6/15	USD	750	802,500
Lebanese Republic, 8.50%, 1/19/16(1)	USD	5,700	6,152,580
Lebanon Treasury Note, 7.54%, 1/15/15	LBP	7,879,700	5,347,625
Lebanon Treasury Note, 8.38%, 8/28/14	LBP	2,540,690	1,719,605
Lebanon Treasury Note, 8.74%, 7/31/14	LBP	1,076,940	729,275
Lebanon Treasury Note, 9.00%, 7/17/14	LBP	1,843,090	1,248,011

Total Lebanon			$19,536,644

Mexico — 1.8%
Mexican Bonos, 7.00%, 6/19/14	MXN	233,240	$17,747,970
Mexican Bonos, 9.50%, 12/18/14	MXN	132,350	10,395,244

Total Mexico			$28,143,214

New Zealand — 2.3%
New Zealand Government Bond, 2.00%, 9/20/25(2)	NZD	14,288	$10,990,452
New Zealand Government Bond, 3.00%, 9/20/30(2)	NZD	21,330	17,690,050
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,220	7,767,187

Total New Zealand			$36,447,689

Paraguay — 0.3%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	492	$478,470
Republic of Paraguay, 4.625%, 1/25/23(3)	USD	3,786	3,681,885

Total Paraguay			$4,160,355

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	417,000	$9,780,709

Total Philippines			$9,780,709

Romania — 3.7%
Romania Government Bond, 4.875%, 11/7/19(1)	EUR	12,186	$17,672,827
Romania Government Bond, 5.25%, 6/17/16(1)	EUR	5,986	8,676,440
Romania Government Bond, 5.75%, 1/27/16	RON	81,450	25,408,727
Romania Government Bond, 5.90%, 7/26/17	RON	22,760	7,207,635

Total Romania			$58,965,629

Rwanda — 0.8%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,550	$1,499,625
Republic of Rwanda, 6.625%, 5/2/23(3)	USD	11,685	11,305,238

Total Rwanda			$12,804,863

Security	Principal Amount (000’s omitted)		Value
Serbia — 5.6%
Serbia Treasury Bill, 0.00%, 2/21/14	RSD	316,200	$3,661,999
Serbia Treasury Bill, 0.00%, 3/6/14	RSD	990,000	11,432,000
Serbia Treasury Bill, 0.00%, 3/13/14	RSD	106,120	1,223,491
Serbia Treasury Bill, 0.00%, 5/29/14	RSD	792,600	8,977,660
Serbia Treasury Bond, 10.00%, 4/4/15	RSD	226,130	2,646,977
Serbia Treasury Bond, 10.00%, 4/27/15	RSD	138,930	1,626,813
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	301,680	3,525,801
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	890,200	10,360,770
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,645,300	19,294,127
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,039,950	12,092,924
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	8,137,565
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	602,000	7,185,052

Total Serbia			$90,165,179

Slovenia — 6.6%
Republic of Slovenia, 4.125%, 1/26/20(1)	EUR	6,529	$8,803,106
Republic of Slovenia, 4.375%, 1/18/21(1)	EUR	15,605	21,004,784
Republic of Slovenia, 4.625%, 9/9/24(1)	EUR	7,660	10,222,562
Republic of Slovenia, 5.125%, 3/30/26(1)	EUR	16,800	22,878,389
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	13,139,087
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	29,436	30,134,811

Total Slovenia			$106,182,739

Sri Lanka — 5.6%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	29,666	$28,553,525
Republic of Sri Lanka, 5.875%, 7/25/22(3)	USD	2,755	2,651,687
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	6,860	6,928,600
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	1,113	1,124,130
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	4,572	4,583,430
Republic of Sri Lanka, 6.25%, 7/27/21(3)	USD	1,130	1,132,825
Republic of Sri Lanka, 7.40%, 1/22/15(3)	USD	500	521,875
Sri Lanka Government Bond, 5.65%, 1/15/19	LKR	459,630	3,036,658
Sri Lanka Government Bond, 7.50%, 8/15/18	LKR	836,130	6,022,268
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	323,700	2,379,782
Sri Lanka Government Bond, 8.50%, 2/1/18	LKR	284,880	2,152,912
Sri Lanka Government Bond, 8.50%, 4/1/18	LKR	895,190	6,725,684
Sri Lanka Government Bond, 8.50%, 7/15/18	LKR	2,772,110	20,794,092
Sri Lanka Government Bond, 9.00%, 10/1/14	LKR	313,910	2,425,681
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	67,940	500,940

Total Sri Lanka			$89,534,089

Tanzania — 0.2%
United Republic of Tanzania, 6.392%, 3/9/20(1)(4)	USD	3,781	$3,960,598

Total Tanzania			$3,960,598

Turkey — 4.3%
Turkey Government Bond, 0.00%, 4/9/14	TRY	17,538	$7,626,948
Turkey Government Bond, 2.00%, 10/26/22(2)	TRY	2,204	862,722
Turkey Government Bond, 3.00%, 1/6/21(2)	TRY	56,057	24,028,744
Turkey Government Bond, 3.00%, 7/21/21(2)	TRY	34,044	14,593,010
Turkey Government Bond, 3.00%, 2/23/22(2)	TRY	16,496	7,030,786
Turkey Government Bond, 4.00%, 4/1/20(2)	TRY	15,672	7,130,118
Turkey Government Bond, 6.50%, 1/7/15	TRY	18,150	7,743,015

Total Turkey			$69,015,343

Uganda — 0.2%
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$551,283
Uganda Government Bond, 14.125%, 12/1/16	UGX	6,108,700	2,523,736

Total Uganda			$3,075,019

Security	Principal Amount (000’s omitted)		Value
Uruguay — 1.2%
Monetary Regulation Bill, 0.00%, 8/29/14	UYU	30,125	$1,251,214
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	14,435	529,354
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	39,420	1,402,715
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(2)	UYU	78,608	3,325,073
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(2)	UYU	103,704	4,429,399
Uruguay Notas Del Tesoro, 4.00%, 6/14/15(2)	UYU	88,935	3,890,088
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	90,108	3,983,618

Total Uruguay			$18,811,461

Venezuela — 1.6%
Bolivarian Republic of Venezuela, 8.50%, 10/8/14	USD	25,924	$25,405,520

Total Venezuela			$25,405,520

Total Foreign Government Bonds (identified cost $786,500,180)			$772,076,051

Collateralized Mortgage Obligations — 1.6%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(5)		$8,278,925	$1,515,143
Series 2770, (Interest Only), Class SH, 6.94%, 3/15/34(5)(6)		4,945,045	927,631
Series 2877, (Interest Only), Class WS, 6.44%, 10/15/34(5)(6)		3,552,045	87,792
Series 3572, (Interest Only), Class JS, 6.64%, 9/15/39(5)(6)		9,653,572	1,540,968
Series 3586, (Interest Only), Class GS, 6.09%, 10/15/39(5)(6)		10,532,835	1,531,738
Series 3871, (Interest Only), Class MS, 7.04%, 6/15/41(5)(6)		6,108,595	1,012,365

			$6,615,637

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.342%, 10/25/35(5)(6)		$14,794,251	$2,243,659
Series 2006-56, (Interest Only), Class CS, 7.052%, 7/25/36(5)(6)		6,881,118	1,195,026
Series 2006-72, (Interest Only), Class GI, 6.422%, 8/25/36(5)(6)		23,751,242	3,704,004
Series 2006-96, (Interest Only), Class SM, 7.092%, 10/25/36(5)(6)		15,748,814	2,741,770
Series 2007-36, (Interest Only), Class SG, 6.442%, 4/25/37(5)(6)		10,686,643	1,627,462
Series 2010-54, (Interest Only), Class EI, 6.00%, 6/25/40(5)		15,178,219	2,764,357
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(5)		7,322,272	608,998
Series 2010-109, (Interest Only), Class PS, 6.442%, 10/25/40(5)(6)		13,258,899	2,046,103
Series 2010-147, (Interest Only), Class KS, 5.792%, 1/25/41(5)(6)		10,734,545	1,441,055

			$18,372,434

Total Collateralized Mortgage Obligations (identified cost $25,016,132)			$24,988,071

Mortgage Pass-Throughs — 0.3%

Security	Principal Amount		Value
Federal National Mortgage Association:
6.00%, with various maturities to 2038		$3,973,859	$4,443,880

Total Mortgage Pass-Throughs (identified cost $4,468,055)			$4,443,880

Common Stocks — 0.6%

Security	Shares	Value
Germany — 0.4%
Deutsche EuroShop AG	74,963	$3,163,979
Deutsche Wohnen AG	168,588	3,155,025

Total Germany		$6,319,004

Luxembourg — 0.2%
GAGFAH SA(7)	222,110	$3,192,673

Total Luxembourg		$3,192,673

Total Common Stocks (identified cost $7,274,654)		$9,511,677

Precious Metals — 1.0%

Description	Troy Ounces	Value
Platinum (7)	11,753	$16,197,146

Total Precious Metals (identified cost $20,599,909)		$16,197,146

Currency Call Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Bank of America	COP	2,642,040	COP	1,845.00	6/12/14	$1,793
Colombian Peso	Citibank NA	COP	25,036,131	COP	1,757.00	2/18/14	410
Colombian Peso	Citibank NA	COP	24,594,379	COP	1,757.00	2/18/14	402
Colombian Peso	Citibank NA	COP	23,837,724	COP	1,757.00	2/18/14	390
Colombian Peso	Citibank NA	COP	15,432,000	COP	1,757.00	2/18/14	252
Colombian Peso	Citibank NA	COP	9,883,105	COP	1,757.00	2/18/14	162
Colombian Peso	JPMorgan Chase Bank	COP	8,918,100	COP	1,757.00	2/18/14	146
Colombian Peso	JPMorgan Chase Bank	COP	8,041,196	COP	1,757.00	2/18/14	132
Colombian Peso	JPMorgan Chase Bank	COP	5,631,400	COP	1,757.00	2/18/14	92
Indian Rupee	JPMorgan Chase Bank	INR	1,913,473	INR	58.00	6/19/14	58,856

Total Currency Call Options Purchased (identified cost $1,374,755)							$62,635

Currency Put Options Purchased — 0.0%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Bank of America	GBP	68,702	GBP	1.35	3/13/14	$791
British Pound Sterling	Citibank NA	GBP	50,625	GBP	1.40	3/13/14	832
British Pound Sterling	Morgan Stanley & Co. International PLC	GBP	32,707	GBP	1.35	3/13/14	376
Yuan Renminbi	Goldman Sachs International	CNY	110,501	CNY	6.35	10/7/14	35,375
Yuan Renminbi	JPMorgan Chase Bank	CNY	102,499	CNY	6.35	9/30/14	32,813
Yuan Renminbi	Standard Chartered Bank	CNY	209,650	CNY	6.25	4/7/14	5,224
Yuan Renminbi Offshore	Goldman Sachs International	CNH	209,650	CNH	6.25	4/4/14	4,377
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	213,000	CNH	6.35	10/6/14	73,054

Total Currency Put Options Purchased (identified cost $3,212,664)							$152,842

Interest Rate Swaptions Purchased — 0.0%(8)

Description	Counterparty	Expiration Date	Notional Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.60%	Deutsche Bank	8/26/14	$24,000,000	$92,496

Total Interest Rate Swaptions Purchased (identified cost $1,495,200)				$92,496

Short-Term Investments — 49.6%

Foreign Government Securities — 26.1%

Security	Principal Amount (000’s omitted)		Value
Kenya — 3.0%
Kenya Treasury Bill, 0.00%, 4/14/14	KES	571,700	$6,498,627
Kenya Treasury Bill, 0.00%, 4/21/14	KES	630,600	7,155,825
Kenya Treasury Bill, 0.00%, 6/9/14	KES	210,000	2,350,459
Kenya Treasury Bill, 0.00%, 6/16/14	KES	156,000	1,742,377
Kenya Treasury Bill, 0.00%, 8/18/14	KES	61,000	668,436
Kenya Treasury Bill, 0.00%, 9/22/14	KES	782,600	8,492,672
Kenya Treasury Bill, 0.00%, 9/29/14	KES	62,500	676,922
Kenya Treasury Bill, 0.00%, 10/20/14	KES	205,000	2,207,355
Kenya Treasury Bill, 0.00%, 11/17/14	KES	490,100	5,236,154
Kenya Treasury Bill, 0.00%, 12/1/14	KES	1,015,400	10,806,074
Kenya Treasury Bill, 0.00%, 12/15/14	KES	284,900	3,020,127

Total Kenya			$48,855,028

Lebanon — 4.4%
Lebanon Treasury Bill, 0.00%, 4/10/14	LBP	2,768,530	$1,826,412
Lebanon Treasury Bill, 0.00%, 4/17/14	LBP	3,053,890	2,012,814
Lebanon Treasury Bill, 0.00%, 4/24/14	LBP	2,363,000	1,556,016
Lebanon Treasury Bill, 0.00%, 5/1/14	LBP	10,115,000	6,654,509
Lebanon Treasury Bill, 0.00%, 5/8/14	LBP	956,000	628,277
Lebanon Treasury Bill, 0.00%, 5/22/14	LBP	2,534,520	1,662,564
Lebanon Treasury Bill, 0.00%, 5/29/14	LBP	2,827,860	1,853,252
Lebanon Treasury Bill, 0.00%, 6/5/14	LBP	4,506,190	2,950,392
Lebanon Treasury Bill, 0.00%, 6/12/14	LBP	1,946,400	1,272,970
Lebanon Treasury Bill, 0.00%, 6/19/14	LBP	8,821,670	5,764,017
Lebanon Treasury Bill, 0.00%, 7/3/14	LBP	5,435,800	3,544,980
Lebanon Treasury Bill, 0.00%, 7/10/14	LBP	6,058,630	3,947,408
Lebanon Treasury Bill, 0.00%, 7/17/14	LBP	16,554,670	10,773,229
Lebanon Treasury Bill, 0.00%, 7/24/14	LBP	4,482,360	2,914,166
Lebanon Treasury Bill, 0.00%, 7/31/14	LBP	11,028,790	7,163,365
Lebanon Treasury Bill, 0.00%, 10/16/14	LBP	4,480,000	2,878,983
Lebanon Treasury Bill, 0.00%, 12/25/14	LBP	8,711,840	5,541,378
Lebanon Treasury Bill, 0.00%, 1/8/15	LBP	2,636,710	1,673,808
Lebanon Treasury Bill, 0.00%, 1/22/15	LBP	8,497,145	5,377,862

Total Lebanon			$69,996,402

Mexico — 2.8%
Mexico Cetes, 0.00%, 4/3/14	MXN	562,189	$41,812,972
Mexico Cetes, 0.00%, 6/26/14	MXN	32,210	2,375,843

Total Mexico			$44,188,815

Nigeria — 2.2%
Nigeria Treasury Bill, 0.00%, 2/6/14	NGN	860,016	$5,276,697
Nigeria Treasury Bill, 0.00%, 2/20/14	NGN	879,925	5,380,940
Nigeria Treasury Bill, 0.00%, 2/27/14	NGN	163,000	993,132
Nigeria Treasury Bill, 0.00%, 3/6/14	NGN	1,242,930	7,565,326
Nigeria Treasury Bill, 0.00%, 3/20/14	NGN	691,900	4,191,552
Nigeria Treasury Bill, 0.00%, 6/5/14	NGN	1,921,727	11,343,885

Total Nigeria			$34,751,532

Security	Principal Amount (000’s omitted)		Value
Philippines — 4.5%
Philippine Treasury Bill, 0.00%, 2/5/14	PHP	340,630	$7,515,480
Philippine Treasury Bill, 0.00%, 4/10/14	PHP	1,811,440	39,880,079
Philippine Treasury Bill, 0.00%, 5/7/14	PHP	406,010	8,925,005
Philippine Treasury Bill, 0.00%, 10/8/14	PHP	315,710	6,871,084
Philippine Treasury Bill, 0.00%, 11/5/14	PHP	394,040	8,561,519

Total Philippines			$71,753,167

Serbia — 3.3%
Serbia Treasury Bill, 0.00%, 2/20/14	RSD	347,160	$4,021,459
Serbia Treasury Bill, 0.00%, 4/3/14	RSD	345,810	3,968,157
Serbia Treasury Bill, 0.00%, 11/6/14	RSD	538,390	5,873,523
Serbia Treasury Bill, 0.00%, 12/11/14	RSD	572,400	6,193,226
Serbia Treasury Bill, 0.00%, 1/9/15	RSD	1,296,660	13,939,236
Serbia Treasury Bill, 0.00%, 1/29/15	RSD	1,704,000	18,237,227

Total Serbia			$52,232,828

Singapore — 0.1%
Singapore Treasury Bill, 0.00%, 3/21/14	SGD	2,994	$2,344,219

Total Singapore			$2,344,219

Sri Lanka — 4.3%
Sri Lanka Treasury Bill, 0.00%, 2/28/14	LKR	941,700	$7,172,334
Sri Lanka Treasury Bill, 0.00%, 4/11/14	LKR	1,285,010	9,711,474
Sri Lanka Treasury Bill, 0.00%, 4/18/14	LKR	835,000	6,302,185
Sri Lanka Treasury Bill, 0.00%, 4/25/14	LKR	71,690	540,365
Sri Lanka Treasury Bill, 0.00%, 5/9/14	LKR	557,490	4,190,983
Sri Lanka Treasury Bill, 0.00%, 6/27/14	LKR	156,420	1,165,194
Sri Lanka Treasury Bill, 0.00%, 7/4/14	LKR	822,750	6,120,677
Sri Lanka Treasury Bill, 0.00%, 7/11/14	LKR	2,400,000	17,829,091
Sri Lanka Treasury Bill, 0.00%, 10/10/14	LKR	178,240	1,301,618
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	263,060	1,898,300
Sri Lanka Treasury Bill, 0.00%, 12/19/14	LKR	110,570	796,855
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	228,830	1,646,960
Sri Lanka Treasury Bill, 0.00%, 1/2/15	LKR	87,430	628,432
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	115,400	828,330
Sri Lanka Treasury Bill, 0.00%, 1/16/15	LKR	1,007,990	7,225,222
Sri Lanka Treasury Bill, 0.00%, 1/30/15	LKR	176,870	1,264,274

Total Sri Lanka			$68,622,294

Uganda — 0.3%
Uganda Treasury Bill, 0.00%, 11/13/14	UGX	4,367,000	$1,619,283
Uganda Treasury Bill, 0.00%, 11/27/14	UGX	2,525,500	932,198
Uganda Treasury Bill, 0.00%, 12/26/14	UGX	2,216,000	810,191
Uganda Treasury Bill, 0.00%, 1/22/15	UGX	2,216,000	802,099

Total Uganda			$4,163,771

Uruguay — 0.3%
Monetary Regulation Bill, 0.00%, 7/23/14	UYU	40,500	$1,712,132
Monetary Regulation Bill, 0.00%, 10/3/14	UYU	15,500	635,526
Monetary Regulation Bill, 0.00%, 1/16/15	UYU	61,930	2,444,634

Total Uruguay			$4,792,292

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 7/28/14	ZMW	4,195	$704,075
Zambia Treasury Bill, 0.00%, 8/11/14	ZMW	27,785	4,622,427
Zambia Treasury Bill, 0.00%, 8/25/14	ZMW	20,800	3,441,459
Zambia Treasury Bill, 0.00%, 9/8/14	ZMW	11,315	1,866,294
Zambia Treasury Bill, 0.00%, 9/22/14	ZMW	25,600	4,189,556

Total Zambia			$14,823,811

Total Foreign Government Securities (identified cost $426,421,246)			$416,524,159

U.S. Treasury Obligations — 13.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 2/6/14(9)		$50,000	$50,000,000
U.S. Treasury Bill, 0.00%, 3/20/14(9)		58,000	57,995,998
U.S. Treasury Bill, 0.007%, 3/6/14(9)		100,000	99,999,404

Total U.S. Treasury Obligations (identified cost $207,994,449)			$207,995,402

Repurchase Agreements — 5.7%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 4,744,471 collateralized by EUR 4,200,000 European Investment Bank 3.625%, due 1/15/21 and a market value, including accrued interest, of $6,468,066.	EUR	4,746	$6,400,928
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 7,197,180, collateralized by EUR 6,050,000 European Investment Bank 4.25%, due 4/15/19 and a market value, including accrued interest, of $9,773,656.	EUR	7,200	9,709,962
Dated 1/21/14 with a maturity date of 2/21/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of EUR 6,490,408 collateralized by EUR 5,300,000 European Investment Bank 4.625%, due 4/15/20 and a market value, including accrued interest, of $8,835,089.	EUR	6,493	8,756,432
Dated 1/31/14 with a maturity date of 2/19/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 5,556,527, collateralized by USD 5,700,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $5,567,811.	USD	5,558	5,557,500
Barclays Bank PLC:
Dated 1/2/14 with a maturity date of 2/6/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 2,299,159 collateralized by USD 2,344,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $2,329,163.	USD	2,300	2,300,050
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 3,976,758 collateralized by USD 3,470,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,917,991.	USD	3,977	3,977,487
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 9,507,676 collateralized by USD 9,632,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $9,571,033.	USD	9,512	9,511,600
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.35% payable by the Portfolio and repurchase proceeds of USD 4,884,807 collateralized by USD 4,432,000 Dominican Republic International Bond 8.625%, due 4/20/27 and a market value, including accrued interest, of $4,904,885.	USD	4,886	4,886,280
Dated 1/16/14 with a maturity date of 2/21/14, an interest rate of 0.55% payable by the Portfolio and repurchase proceeds of USD 2,734,694, collateralized by USD 2,557,000 Qatar Government International Bond 5.75%, due 1/20/42 and a market value, including accrued interest, of $2,740,483.	USD	2,736	2,735,990
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.20% payable by the Portfolio and repurchase proceeds of USD 3,415,536 collateralized by USD 3,040,000 Qatar Government International Bond 5.25%, due 1/20/20 and a market value, including accrued interest, of $3,432,477.	USD	3,416	3,416,200

Description	Principal Amount (000’s omitted)		Value
Dated 1/21/14 with a maturity date of 2/27/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 3,563,315 collateralized by USD 3,610,000 SoQ Sukuk A Q.S.C. 3.241%, due 1/18/23 and a market value, including accrued interest, of $3,587,150.	USD	3,565	$3,564,875
Dated 1/23/14 with a maturity date of 2/14/14, an interest rate of 0.15% payable by the Portfolio and repurchase proceeds of USD 3,555,253, collateralized by USD 3,656,000 Dominican Republic International Bond 5.875%, due 4/18/24 and a market value, including accrued interest, of $3,751,214.	USD	3,555	3,555,460
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.40% payable by the Portfolio and repurchase proceeds of USD 2,100,971 collateralized by USD 2,150,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $2,103,264.	USD	2,102	2,101,625
Nomura International PLC:
Dated 1/13/14 with a maturity date of 2/18/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 9,111,299 collateralized by USD 7,542,000 Qatar Government International Bond 6.55%, due 4/9/19 and a market value, including accrued interest, of $9,207,106.	USD	9,115	9,115,477
Dated 1/16/14 with a maturity date of 2/20/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 851,583 collateralized by USD 860,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $841,306.	USD	852	851,938
Dated 1/23/14 with a maturity date of 2/28/14, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of USD 4,258,609 collateralized by USD 4,304,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $4,210,442.	USD	4,260	4,260,207
Dated 1/28/14 with a maturity date of 3/5/14, an interest rate of 0.00% and repurchase proceeds of EUR 4,529,373, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $6,130,514.	EUR	4,529	6,108,763
Dated 1/28/14 with a maturity date of 3/3/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 879,582 collateralized by USD 900,000 Republic of Ghana 7.875%, due 8/7/23 and a market value, including accrued interest, of $880,436.	USD	880	879,960
Dated 1/31/14 with a maturity date of 3/10/14, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of USD 4,183,153, collateralized by USD 3,900,000 Qatar Government International Bond 4.50%, due 1/20/22 and a market value, including accrued interest, of $4,202,543.	USD	4,185	4,185,070

Total Repurchase Agreements (identified cost $92,092,160)			$91,875,804

Other — 4.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(10)		$77,091	$77,091,071

Total Other (identified cost $77,091,071)			$77,091,071

Total Short-Term Investments (identified cost $803,598,926)			$793,486,436

Total Investments — 101.4% (identified cost $1,653,540,475)			$1,621,011,234

Currency Call Options Written — (0.0)%(8)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Colombian Peso	Goldman Sachs International	COP	2,642,040	COP	1,845.00	6/12/14	$(1,793)
Colombian Peso	JPMorgan Chase Bank	COP	22,590,696	COP	1,757.00	2/18/14	(369)
Indian Rupee	Bank of America	INR	1,913,473	INR	58.00	6/19/14	(58,856)

Total Currency Call Options Written (premiums received $105,580)							$(61,018)

Currency Put Options Written — (0.1)%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Deutsche Bank	INR	1,192,265	INR	67.00	6/16/14	$(312,391)
Indian Rupee	Goldman Sachs International	INR	1,069,315	INR	65.00	6/9/14	(409,252)
Indian Rupee	Goldman Sachs International	INR	1,485,432	INR	72.00	7/1/14	(178,747)
Indian Rupee	JPMorgan Chase Bank	INR	1,088,360	INR	65.00	6/9/14	(416,541)
Indian Rupee	JPMorgan Chase Bank	INR	1,007,211	INR	67.00	6/16/14	(263,904)
Indian Rupee	JPMorgan Chase Bank	INR	2,309,364	INR	70.00	6/19/14	(344,557)
Indian Rupee	JPMorgan Chase Bank	INR	1,414,728	INR	72.00	7/1/14	(170,239)

Total Currency Put Options Written (premiums received $2,584,548)							$(2,095,631)

Other Assets, Less Liabilities — (1.3)%							$(19,853,176)

Net Assets — 100.0%							$1,599,001,409

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GHS	-	Ghanaian Cedi

INR	-	Indian Rupee

JOD	-	Jordanian Dinar

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SGD	-	Singapore Dollar

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2014, the aggregate value of these securities is $214,235,191 or 13.4% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $90,518,254 or 5.7% of the Portfolio’s net assets.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2014.

(7)	Non-income producing.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $36,584.

Securities Sold Short — (5.6)%

Foreign Government Bonds — (5.6)%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — (0.9)%
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(5,700)	$(5,472,000)
Dominican Republic International Bond, 5.875%, 4/18/24	USD	(3,656)	(3,509,760)
Dominican Republic International Bond, 8.625%, 4/20/27	USD	(4,432)	(4,797,640)

Total Dominican Republic			$(13,779,400)

Ghana — (0.4)%
Republic of Ghana, 7.875%, 8/7/23	USD	(7,314)	$(6,876,623)

Total Ghana			$(6,876,623)

Qatar — (2.4)%
Qatar Government International Bond, 4.50%, 1/20/22	USD	(3,900)	$(4,197,180)
Qatar Government International Bond, 5.25%, 1/20/20	USD	(6,510)	(7,340,025)
Qatar Government International Bond, 5.75%, 1/20/42	USD	(2,557)	(2,735,990)
Qatar Government International Bond, 6.55%, 4/9/19	USD	(7,542)	(9,053,417)
SoQ Sukuk A Q.S.C., 3.241%, 1/18/23	USD	(15,586)	(15,469,105)

Total Qatar			$(38,795,717)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(6,004,054)

Total Spain			$(6,004,054)

Supranational — (1.5)%
European Investment Bank, 3.625%, 1/15/21	EUR	(4,200)	$(6,458,502)
European Investment Bank, 4.25%, 4/15/19	EUR	(6,050)	(9,496,229)
European Investment Bank, 4.625%, 4/15/20	EUR	(5,300)	(8,570,609)

Total Supranational			$(24,525,340)

Total Foreign Government Bonds (proceeds $88,169,566)			$(89,981,134)

Total Securities Sold Short (proceeds $88,169,566)			$(89,981,134)

EUR	-	Euro

USD	-	United States Dollar

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2014 were $32,365,934 or 2.0% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Commodity Contracts(1)

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
2/26/14	Gold 8,388 Troy Ounces	United States Dollar 10,438,632	Citibank NA	$(323,261)
2/26/14	Gold 3,113 Troy Ounces	United States Dollar 3,874,041	Merrill Lynch International	(119,970)

				$(443,231)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/3/14	Euro 1,813,746	United States Dollar 2,453,617	Goldman Sachs International	$7,419	$—	$7,419
2/3/14	Japanese Yen 363,531,000	United States Dollar 3,487,161	Citibank NA	—	(70,938)	(70,938)
2/3/14	Japanese Yen 2,402,473,000	United States Dollar 24,465,102	Nomura International PLC	950,636	—	950,636
2/3/14	Japanese Yen 1,345,123,000	United States Dollar 13,697,790	Nomura International PLC	532,252	—	532,252
2/3/14	United States Dollar 2,465,425	Euro 1,813,746	Goldman Sachs International	—	(19,227)	(19,227)
2/3/14	United States Dollar 23,427,561	Japanese Yen 2,402,473,000	Nomura International PLC	86,905	—	86,905
2/3/14	United States Dollar 16,661,830	Japanese Yen 1,708,654,000	Nomura International PLC	61,807	—	61,807
2/4/14	Brazilian Real 19,080,000	United States Dollar 7,863,826	Bank of America	—	(42,525)	(42,525)
2/4/14	Brazilian Real 25,816,000	United States Dollar 11,584,994	BNP Paribas	887,387	—	887,387
2/4/14	Brazilian Real 18,532,000	United States Dollar 7,637,967	Citibank NA	—	(41,303)	(41,303)
2/4/14	Brazilian Real 51,633,000	United States Dollar 23,176,677	Morgan Stanley & Co. International PLC	1,781,048	—	1,781,048
2/4/14	Brazilian Real 39,837,000	United States Dollar 16,418,827	Morgan Stanley & Co. International PLC	—	(88,787)	(88,787)
2/4/14	Euro 18,000,000	United States Dollar 24,355,620	Bank of America	79,029	—	79,029
2/4/14	Euro 36,000,000	United States Dollar 48,547,800	Bank of America	—	(5,383)	(5,383)
2/4/14	Euro 18,000,000	United States Dollar 24,229,278	Bank of America	—	(47,313)	(47,313)
2/4/14	Euro 14,153,000	United States Dollar 19,149,009	Goldman Sachs International	60,865	—	60,865
2/4/14	Euro 28,306,000	United States Dollar 38,172,056	Goldman Sachs International	—	(4,232)	(4,232)
2/4/14	Euro 14,153,000	United States Dollar 19,051,353	Goldman Sachs International	—	(36,791)	(36,791)
2/4/14	Swiss Franc 79,298,155	United States Dollar 87,620,334	Goldman Sachs International	157,526	—	157,526
2/4/14	United States Dollar 7,819,672	Brazilian Real 19,080,000	Bank of America	86,678	—	86,678
2/4/14	United States Dollar 24,273,900	Euro 18,000,000	Bank of America	2,691	—	2,691
2/4/14	United States Dollar 24,273,900	Euro 18,000,000	Bank of America	2,691	—	2,691
2/4/14	United States Dollar 49,013,460	Euro 36,000,000	Bank of America	—	(460,277)	(460,277)
2/4/14	United States Dollar 10,640,069	Brazilian Real 25,816,000	BNP Paribas	57,538	—	57,538
2/4/14	United States Dollar 7,588,862	Brazilian Real 18,532,000	Citibank NA	90,409	—	90,409
2/4/14	United States Dollar 19,086,028	Euro 14,153,000	Goldman Sachs International	2,116	—	2,116
2/4/14	United States Dollar 19,086,028	Euro 14,153,000	Goldman Sachs International	2,116	—	2,116
2/4/14	United States Dollar 38,532,533	Euro 28,306,000	Goldman Sachs International	—	(356,245)	(356,245)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/14	United States Dollar 87,855,257	Swiss Franc 79,298,155	Goldman Sachs International	$—	$(392,449)	$(392,449)
2/4/14	United States Dollar 21,280,551	Brazilian Real 51,633,000	Morgan Stanley & Co. International PLC	115,078	—	115,078
2/4/14	United States Dollar 16,499,068	Brazilian Real 39,837,000	Morgan Stanley & Co. International PLC	8,546	—	8,546
2/5/14	Euro 95,860,000	United States Dollar 130,112,695	Goldman Sachs International	826,325	—	826,325
2/5/14	Euro 4,931,000	United States Dollar 6,628,053	Goldman Sachs International	—	(22,386)	(22,386)
2/5/14	Nigerian Naira 588,912,000	United States Dollar 3,621,103	Deutsche Bank	1,083	—	1,083
2/5/14	Philippine Peso 340,630,000	United States Dollar 7,658,049	Barclays Bank PLC	142,237	—	142,237
2/5/14	Romanian Leu 77,998,164	Euro 17,252,032	Standard Chartered Bank	—	(114,718)	(114,718)
2/5/14	United States Dollar 2,315,680	Ugandan Shilling 5,852,880,000	Barclays Bank PLC	50,328	—	50,328
2/5/14	United States Dollar 11,261,194	Ugandan Shilling 27,910,870,000	Citibank NA	21,683	—	21,683
2/5/14	United States Dollar 19,081,200	Nigerian Naira 3,115,960,000	Deutsche Bank	72,490	—	72,490
2/5/14	United States Dollar 38,346,782	Euro 28,440,838	Goldman Sachs International	11,373	—	11,373
2/5/14	United States Dollar 6,009,217	Euro 4,396,913	Goldman Sachs International	—	(79,101)	(79,101)
2/5/14	United States Dollar 7,855,601	Euro 5,745,128	Goldman Sachs International	—	(107,147)	(107,147)
2/5/14	United States Dollar 13,664,289	Euro 10,012,368	Goldman Sachs International	—	(160,610)	(160,610)
2/5/14	United States Dollar 13,322,778	Euro 9,753,203	Goldman Sachs International	—	(168,634)	(168,634)
2/5/14	United States Dollar 13,024,169	Euro 9,505,000	Goldman Sachs International	—	(204,777)	(204,777)
2/5/14	United States Dollar 22,705,088	Euro 16,619,397	Goldman Sachs International	—	(290,509)	(290,509)
2/5/14	United States Dollar 22,329,597	Euro 16,318,153	Goldman Sachs International	—	(321,307)	(321,307)
2/5/14	United States Dollar 3,674,682	Ugandan Shilling 9,295,108,593	Standard Chartered Bank	82,835	—	82,835
2/6/14	Romanian Leu 52,837,500	Euro 11,659,017	JPMorgan Chase Bank	—	(113,870)	(113,870)
2/6/14	United States Dollar 32,975,424	Chilean Peso 17,534,332,000	BNP Paribas	—	(1,414,142)	(1,414,142)
2/7/14	Norwegian Krone 412,520,000	Swedish Krona 432,508,657	Credit Suisse International	307,104	—	307,104
2/7/14	Swedish Krona 111,537,126	Norwegian Krone 103,113,000	Credit Suisse International	—	(599,951)	(599,951)
2/7/14	Swedish Krona 111,702,622	Norwegian Krone 103,113,000	Credit Suisse International	—	(625,212)	(625,212)
2/7/14	Swedish Krona 112,350,291	Norwegian Krone 103,147,000	Credit Suisse International	—	(718,651)	(718,651)
2/7/14	Swedish Krona 112,500,679	Norwegian Krone 103,147,000	Credit Suisse International	—	(741,605)	(741,605)
2/7/14	Thai Baht 301,790,000	United States Dollar 9,578,962	Deutsche Bank	438,139	—	438,139

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/7/14	Thai Baht 279,588,000	Swedish Krona 8,871,866	Goldman Sachs International	$403,512	$—	$403,512
2/10/14	Philippine Peso 393,359,000	United States Dollar 8,835,557	Goldman Sachs International	157,164	—	157,164
2/10/14	Sri Lankan Rupee 295,757,902	United States Dollar 2,255,284	HSBC Bank USA	—	(5,646)	(5,646)
2/10/14	United States Dollar 8,250,993	Indian Rupee 518,381,000	Bank of America	13,540	—	13,540
2/10/14	United States Dollar 6,875,029	Indian Rupee 431,934,000	Citibank NA	11,282	—	11,282
2/10/14	United States Dollar 45,492,725	Singapore Dollar 57,844,000	Standard Chartered Bank	—	(186,990)	(186,990)
2/11/14	Sri Lankan Rupee 401,500,000	United States Dollar 3,060,213	HSBC Bank USA	—	(8,772)	(8,772)
2/11/14	Thai Baht 500,696,000	United States Dollar 15,885,529	Barclays Bank PLC	723,548	—	723,548
2/12/14	Euro 10,379,294	United States Dollar 14,307,442	Standard Chartered Bank	308,863	—	308,863
2/12/14	Euro 9,576,021	United States Dollar 13,160,977	Standard Chartered Bank	245,775	—	245,775
2/12/14	Euro 13,567,000	United States Dollar 18,540,323	Standard Chartered Bank	242,478	—	242,478
2/12/14	Euro 5,950,000	United States Dollar 8,190,116	Standard Chartered Bank	165,336	—	165,336
2/12/14	Euro 66,676,000	United States Dollar 90,000,598	Standard Chartered Bank	74,519	—	74,519
2/12/14	Euro 13,730,000	United States Dollar 18,589,596	Standard Chartered Bank	71,913	—	71,913
2/12/14	Euro 7,440,000	United States Dollar 10,105,447	Standard Chartered Bank	71,101	—	71,101
2/12/14	United States Dollar 9,307,218	Euro 6,879,000	Standard Chartered Bank	—	(29,495)	(29,495)
2/12/14	United States Dollar 16,294,323	Euro 11,865,000	Standard Chartered Bank	—	(291,969)	(291,969)
2/13/14	Thai Baht 268,804,000	United States Dollar 8,421,178	Citibank NA	282,230	—	282,230
2/13/14	Thai Baht 274,426,000	United States Dollar 8,600,000	Goldman Sachs International	290,828	—	290,828
2/13/14	United States Dollar 9,510,814	Malaysian Ringgit 30,563,000	Bank of America	—	(380,619)	(380,619)
2/13/14	United States Dollar 7,755,470	Malaysian Ringgit 24,916,000	Citibank NA	—	(312,225)	(312,225)
2/13/14	United States Dollar 8,919,367	Malaysian Ringgit 29,037,000	Deutsche Bank	—	(245,040)	(245,040)
2/13/14	United States Dollar 450,813	Malaysian Ringgit 1,451,619	Goldman Sachs International	—	(17,166)	(17,166)
2/13/14	United States Dollar 7,205,774	Malaysian Ringgit 23,462,000	Standard Chartered Bank	—	(196,887)	(196,887)
2/14/14	United States Dollar 11,603,275	Nigerian Naira 1,898,876,000	Standard Chartered Bank	54,879	—	54,879
2/18/14	Japanese Yen 9,223,202,000	United States Dollar 92,403,428	Goldman Sachs International	2,124,613	—	2,124,613
2/18/14	Japanese Yen 671,756,000	United States Dollar 6,709,308	Goldman Sachs International	134,006	—	134,006
2/18/14	United States Dollar 5,227,741	Nigerian Naira 853,115,000	Standard Bank	7,137	—	7,137
2/19/14	Euro 3,816,000	United States Dollar 5,178,274	Bank of America	31,616	—	31,616

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/19/14	Euro 4,482,313	United States Dollar 6,028,577	Bank of America	$—	$(16,741)	$(16,741)
2/21/14	Colombian Peso 12,405,258,000	United States Dollar 6,383,768	JPMorgan Chase Bank	236,155	—	236,155
2/21/14	Euro 1,131,222	United States Dollar 1,533,089	Goldman Sachs International	7,403	—	7,403
2/21/14	United States Dollar 25,673,852	Colombian Peso 49,663,500,000	Standard Chartered Bank	—	(1,062,353)	(1,062,353)
2/24/14	United States Dollar 37,006,670	Mexican Peso 491,023,000	Citibank NA	—	(349,211)	(349,211)
2/24/14	United States Dollar 5,043,514	Singapore Dollar 6,398,000	Goldman Sachs International	—	(32,325)	(32,325)
2/24/14	United States Dollar 34,572,920	Singapore Dollar 43,767,242	JPMorgan Chase Bank	—	(292,531)	(292,531)
2/26/14	Euro 5,314,245	United States Dollar 7,312,401	Deutsche Bank	145,040	—	145,040
2/26/14	Euro 6,368,020	United States Dollar 8,703,810	Deutsche Bank	115,214	—	115,214
2/26/14	Euro 7,011,250	United States Dollar 9,531,479	Deutsche Bank	75,354	—	75,354
2/26/14	Euro 4,116,564	United States Dollar 5,623,515	Deutsche Bank	71,474	—	71,474
2/26/14	Euro 20,184,000	United States Dollar 27,243,556	Deutsche Bank	21,246	—	21,246
2/26/14	Euro 1,054,716	United States Dollar 1,440,921	Deutsche Bank	18,418	—	18,418
2/26/14	Euro 708,286	United States Dollar 973,660	Deutsche Bank	18,389	—	18,389
2/26/14	Euro 1,003,220	United States Dollar 1,361,425	Deutsche Bank	8,375	—	8,375
2/27/14	Euro 5,455,006	United States Dollar 7,294,516	Bank of America	—	(62,693)	(62,693)
2/27/14	Euro 1,860,000	United States Dollar 2,504,471	Goldman Sachs International	—	(4,125)	(4,125)
2/27/14	Euro 3,287,273	United States Dollar 4,393,802	Goldman Sachs International	—	(39,769)	(39,769)
2/27/14	United States Dollar 18,930	Euro 13,851	Bank of America	—	(249)	(249)
2/27/14	United States Dollar 319,932	Euro 236,098	Bank of America	—	(1,504)	(1,504)
2/27/14	United States Dollar 1,510,702	Euro 1,116,553	Bank of America	—	(4,798)	(4,798)
2/27/14	United States Dollar 1,148,473	Euro 839,925	Bank of America	—	(15,660)	(15,660)
2/27/14	United States Dollar 1,509,127	Euro 1,109,573	Goldman Sachs International	—	(12,637)	(12,637)
2/28/14	Malaysian Ringgit 53,950,000	United States Dollar 16,152,695	Standard Chartered Bank	43,752	—	43,752
2/28/14	New Zealand Dollar 47,055,842	United States Dollar 38,294,985	Nomura International PLC	308,960	—	308,960
2/28/14	United States Dollar 8,172,868	New Zealand Dollar 9,883,684	Australia and New Zealand Banking Group Limited	—	(194,222)	(194,222)
2/28/14	United States Dollar 7,356,726	Indian Rupee 459,045,000	BNP Paribas	—	(62,110)	(62,110)
2/28/14	United States Dollar 6,961,965	Nigerian Naira 1,144,011,000	Standard Chartered Bank	48,458	—	48,458
2/28/14	United States Dollar 6,890,846	Indian Rupee 429,975,000	Standard Chartered Bank	—	(58,177)	(58,177)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/3/14	United States Dollar 7,055,350	Indonesian Rupiah 85,793,058,000	Bank of America	$—	$(31,665)	$(31,665)
3/3/14	United States Dollar 9,050,423	Indonesian Rupiah 109,962,641,000	Standard Chartered Bank	—	(48,029)	(48,029)
3/4/14	Euro 10,299,712	Singapore Dollar 17,571,000	Barclays Bank PLC	—	(128,925)	(128,925)
3/4/14	Euro 3,399,000	United States Dollar 4,672,707	Goldman Sachs International	88,444	—	88,444
3/4/14	Euro 3,824,690	Singapore Dollar 6,521,000	JPMorgan Chase Bank	—	(50,856)	(50,856)
3/5/14	Euro 3,458,302	United States Dollar 4,755,770	Bank of America	91,523	—	91,523
3/5/14	Euro 1,550,568	United States Dollar 2,140,071	Bank of America	48,804	—	48,804
3/5/14	Euro 3,268,000	United States Dollar 4,436,571	Bank of America	28,987	—	28,987
3/5/14	Euro 1,538,011	United States Dollar 2,081,559	Bank of America	7,228	—	7,228
3/5/14	Euro 1,813,746	United States Dollar 2,465,383	Goldman Sachs International	19,166	—	19,166
3/6/14	Brazilian Real 13,128,000	United States Dollar 5,593,524	BNP Paribas	196,330	—	196,330
3/6/14	Brazilian Real 29,241,000	United States Dollar 12,462,601	Morgan Stanley & Co. International PLC	441,017	—	441,017
3/6/14	United States Dollar 1,940,230	Nigerian Naira 320,138,000	Standard Chartered Bank	19,035	—	19,035
3/6/14	United States Dollar 880,142	Nigerian Naira 142,979,000	Standard Chartered Bank	—	(5,101)	(5,101)
3/10/14	Mexican Peso 121,323,000	United States Dollar 9,194,097	Citibank NA	146,932	—	146,932
3/10/14	South African Rand 338,819,000	United States Dollar 31,964,057	Standard Chartered Bank	1,630,134	—	1,630,134
3/10/14	South African Rand 11,062,755	United States Dollar 1,022,578	Standard Chartered Bank	32,147	—	32,147
3/10/14	United States Dollar 32,924,265	Mexican Peso 430,600,000	Citibank NA	—	(814,037)	(814,037)
3/11/14	United States Dollar 2,492,487	Nigerian Naira 406,400,000	Citibank NA	—	(9,924)	(9,924)
3/11/14	United States Dollar 1,146,121	Nigerian Naira 186,961,000	Standard Chartered Bank	—	(4,038)	(4,038)
3/12/14	United States Dollar 8,181,495	Nigerian Naira 1,346,265,000	Citibank NA	39,331	—	39,331
3/12/14	United States Dollar 3,926,842	Nigerian Naira 645,900,000	Standard Chartered Bank	17,278	—	17,278
3/17/14	Japanese Yen 1,483,676,000	United States Dollar 14,446,699	Bank of America	—	(77,849)	(77,849)
3/17/14	United States Dollar 4,133,182	Nigerian Naira 680,735,000	Standard Chartered Bank	15,932	—	15,932
3/18/14	Euro 6,329,043	Israeli Shekel 30,587,000	JPMorgan Chase Bank	157,725	—	157,725
3/18/14	Euro 13,353,333	Polish Zloty 56,084,000	Standard Chartered Bank	—	(266,605)	(266,605)
3/21/14	Croatian Kuna 28,551,000	Euro 3,727,041	Citibank NA	—	(5,204)	(5,204)
3/21/14	Croatian Kuna 5,873,000	Euro 762,826	Citibank NA	—	(6,241)	(6,241)
3/21/14	Croatian Kuna 6,379,000	Euro 828,226	Citibank NA	—	(7,214)	(7,214)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/21/14	Croatian Kuna 9,637,000	Euro 1,250,243	Citibank NA	$—	$(12,234)	$(12,234)
3/21/14	Croatian Kuna 23,125,000	Euro 3,024,853	Deutsche Bank	4,040	—	4,040
3/21/14	Euro 609,383	Croatian Kuna 4,643,800	Citibank NA	—	(3,445)	(3,445)
3/21/14	Euro 2,971,584	Croatian Kuna 22,661,300	Citibank NA	—	(13,919)	(13,919)
3/21/14	Euro 5,038,934	Croatian Kuna 38,438,000	Citibank NA	—	(21,649)	(21,649)
3/21/14	Euro 7,457,688	Croatian Kuna 56,876,800	Citibank NA	—	(34,144)	(34,144)
3/21/14	Euro 1,713,806	Croatian Kuna 13,070,000	Deutsche Bank	—	(7,937)	(7,937)
3/25/14	Euro 14,618,000	United States Dollar 19,789,995	Deutsche Bank	74,361	—	74,361
3/25/14	Euro 9,778,000	United States Dollar 13,226,309	Goldman Sachs International	38,495	—	38,495
3/31/14	United States Dollar 3,025,949	New Turkish Lira 7,055,000	Bank of America	45,440	—	45,440
3/31/14	United States Dollar 2,901,566	New Turkish Lira 6,765,000	Standard Chartered Bank	43,572	—	43,572
4/2/14	Croatian Kuna 22,158,100	Euro 2,891,381	Citibank NA	—	(5,469)	(5,469)
4/2/14	Croatian Kuna 5,887,000	Euro 763,950	Citibank NA	—	(7,167)	(7,167)
4/2/14	Croatian Kuna 25,478,000	Euro 3,321,881	Citibank NA	—	(9,942)	(9,942)
4/2/14	Croatian Kuna 29,613,000	Euro 3,862,020	Citibank NA	—	(10,198)	(10,198)
4/2/14	Croatian Kuna 6,551,700	Euro 849,161	Deutsche Bank	—	(9,388)	(9,388)
4/2/14	Euro 2,070,817	Croatian Kuna 15,781,700	Deutsche Bank	—	(11,594)	(11,594)
4/2/14	Euro 5,147,195	Croatian Kuna 39,224,200	Deutsche Bank	—	(29,271)	(29,271)
4/3/14	Croatian Kuna 9,970,000	Euro 1,295,478	Citibank NA	—	(9,867)	(9,867)
4/3/14	Croatian Kuna 17,473,000	Euro 2,268,926	Citibank NA	—	(19,281)	(19,281)
4/7/14	New Turkish Lira 24,277,658	United States Dollar 10,955,622	HSBC Bank USA	407,594	—	407,594
4/9/14	Euro 25,912,000	United States Dollar 35,229,877	JPMorgan Chase Bank	281,431	—	281,431
4/10/14	Philippine Peso 726,796,000	United States Dollar 15,952,502	Goldman Sachs International	—	(60,078)	(60,078)
4/11/14	United States Dollar 1,645,480	Kenyan Shilling 151,631,000	Standard Chartered Bank	80,956	—	80,956
4/11/14	United States Dollar 557,116	Kenyan Shilling 49,639,000	Standard Chartered Bank	8,063	—	8,063
4/15/14	Australian Dollar 16,185,097	United States Dollar 14,565,859	Goldman Sachs International	467,878	—	467,878
4/15/14	Australian Dollar 28,926,999	United States Dollar 26,034,299	Nomura International PLC	837,521	—	837,521
4/15/14	Hungarian Forint 7,652,007,708	Euro 25,440,547	Bank of America	1,425,768	—	1,425,768
4/15/14	Hungarian Forint 7,071,075,531	Euro 23,504,439	JPMorgan Chase Bank	1,311,201	—	1,311,201

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/16/14	Euro 4,796,000	United States Dollar 6,527,740	Australia and New Zealand Banking Group Limited	$59,159	$—	$59,159
4/17/14	Euro 38,617,403	Polish Zloty 161,274,000	BNP Paribas	—	(1,163,287)	(1,163,287)
4/17/14	Euro 36,830,851	Polish Zloty 153,813,000	JPMorgan Chase Bank	—	(1,109,470)	(1,109,470)
4/17/14	United States Dollar 2,018,809	Kazakhstani Tenge 322,000,000	Citibank NA	26,189	—	26,189
4/17/14	United States Dollar 3,199,750	Kazakhstani Tenge 511,000,000	VTB Capital PLC	45,572	—	45,572
4/18/14	United States Dollar 3,203,762	Kazakhstani Tenge 511,000,000	VTB Capital PLC	41,065	—	41,065
4/21/14	United States Dollar 4,352,374	Colombian Peso 8,443,606,000	BNP Paribas	—	(188,740)	(188,740)
4/21/14	United States Dollar 9,346,028	Colombian Peso 18,130,360,000	Morgan Stanley & Co. International PLC	—	(405,749)	(405,749)
4/22/14	Euro 24,434,071	Swedish Krona 214,629,000	Credit Suisse International	—	(236,248)	(236,248)
4/22/14	Swedish Krona 214,629,000	Euro 24,315,001	Credit Suisse International	75,652	—	75,652
4/23/14	Euro 4,625,203	United States Dollar 6,288,010	Goldman Sachs International	49,749	—	49,749
4/23/14	United States Dollar 3,205,651	Kazakhstani Tenge 510,500,000	VTB Capital PLC	33,529	—	33,529
4/24/14	United States Dollar 31,325,857	Israeli Shekel 109,505,800	Bank of America	—	(216,212)	(216,212)
4/24/14	United States Dollar 29,728,326	Israeli Shekel 103,933,200	Standard Chartered Bank	—	(201,808)	(201,808)
4/28/14	Canadian Dollar 12,721,000	United States Dollar 11,421,568	Citibank NA	22,376	—	22,376
4/28/14	Canadian Dollar 1,032,000	United States Dollar 921,305	Deutsche Bank	—	(3,462)	(3,462)
4/28/14	Canadian Dollar 36,726,000	United States Dollar 33,086,934	Goldman Sachs International	177,041	—	177,041
4/28/14	Canadian Dollar 33,728,000	United States Dollar 30,113,882	HSBC Bank USA	—	(109,525)	(109,525)
4/28/14	Canadian Dollar 24,005,000	United States Dollar 21,533,686	Toronto-Dominion Bank	22,987	—	22,987
4/30/14	Euro 7,614,791	United States Dollar 10,365,406	Deutsche Bank	94,857	—	94,857
4/30/14	United States Dollar 32,868,366	Peruvian New Sol 94,135,000	Standard Chartered Bank	—	(41,042)	(41,042)
5/5/14	Brazilian Real 19,080,000	United States Dollar 7,652,816	Bank of America	—	(76,418)	(76,418)
5/5/14	Brazilian Real 18,532,000	United States Dollar 7,427,358	Citibank NA	—	(79,883)	(79,883)
5/5/14	Swiss Franc 79,298,155	United States Dollar 87,921,983	Goldman Sachs International	390,629	—	390,629
5/6/14	British Pound Sterling 1,122,392	United States Dollar 1,802,111	Deutsche Bank	—	(41,719)	(41,719)
5/7/14	Euro 19,097,000	United States Dollar 26,084,592	Goldman Sachs International	327,040	—	327,040
5/7/14	Japanese Yen 1,708,654,000	United States Dollar 16,669,795	Nomura International PLC	—	(62,112)	(62,112)
5/7/14	Japanese Yen 2,402,473,000	United States Dollar 23,438,761	Nomura International PLC	—	(87,333)	(87,333)
5/16/14	Russian Ruble 745,664,053	United States Dollar 22,046,065	Bank of America	1,284,515	—	1,284,515

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
5/16/14	Russian Ruble 737,630,186	United States Dollar 21,793,074	BNP Paribas	$1,255,212	$—	$1,255,212
5/16/14	Russian Ruble 1,283,926,761	United States Dollar 37,927,649	HSBC Bank USA	2,179,232	—	2,179,232
5/16/14	Russian Ruble 144,621,631	United States Dollar 4,292,717	Standard Chartered Bank	266,012	—	266,012
5/16/14	United States Dollar 13,928,545	Russian Ruble 462,775,913	Bank of America	—	(1,043,460)	(1,043,460)
5/16/14	United States Dollar 39,450,385	Russian Ruble 1,314,881,317	Bank of America	—	(2,840,100)	(2,840,100)
5/16/14	United States Dollar 15,630,401	Russian Ruble 521,508,335	Citibank NA	—	(1,110,027)	(1,110,027)
5/16/14	United States Dollar 18,358,740	Russian Ruble 612,677,066	Standard Chartered Bank	—	(1,299,952)	(1,299,952)
5/27/14	Russian Ruble 852,104,225	United States Dollar 25,171,087	JPMorgan Chase Bank	1,499,061	—	1,499,061
5/27/14	Russian Ruble 137,175,565	United States Dollar 4,063,257	JPMorgan Chase Bank	252,428	—	252,428
5/27/14	Russian Ruble 1,785,769,775	United States Dollar 52,747,593	Morgan Stanley & Co. International PLC	3,137,714	—	3,137,714
5/27/14	United States Dollar 5,966,408	Russian Ruble 198,621,728	Bank of America	—	(448,564)	(448,564)
5/27/14	United States Dollar 40,437,063	Russian Ruble 1,340,109,541	Bank of America	—	(3,207,923)	(3,207,923)
5/27/14	United States Dollar 19,897,922	Russian Ruble 662,501,302	BNP Paribas	—	(1,493,192)	(1,493,192)
5/27/14	United States Dollar 17,317,549	Russian Ruble 573,816,993	Standard Chartered Bank	—	(1,376,529)	(1,376,529)
6/17/14	Indonesian Rupiah 10,752,202,000	United States Dollar 882,775	Standard Chartered Bank	23,521	—	23,521
7/21/14	United States Dollar 11,253,769	Indonesian Rupiah 128,011,622,000	Barclays Bank PLC	—	(1,096,597)	(1,096,597)
7/21/14	United States Dollar 6,254,490	Indonesian Rupiah 70,675,742,000	Standard Chartered Bank	—	(646,674)	(646,674)
7/22/14	United States Dollar 6,200,094	Indonesian Rupiah 70,805,078,300	Goldman Sachs International	—	(583,191)	(583,191)
8/13/14	United States Dollar 1,639,333	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(170,080)	(170,080)
8/20/14	United States Dollar 1,594,381	Indonesian Rupiah 18,606,431,000	Deutsche Bank	—	(127,279)	(127,279)
8/20/14	United States Dollar 1,274,940	Indonesian Rupiah 14,846,674,000	JPMorgan Chase Bank	—	(104,291)	(104,291)
8/20/14	United States Dollar 4,389,486	Indonesian Rupiah 50,896,091,425	Standard Chartered Bank	—	(376,369)	(376,369)
9/9/14	Zambian Kwacha 6,700,000	United States Dollar 1,120,214	Standard Bank	—	(2,929)	(2,929)
9/9/14	Zambian Kwacha 4,290,000	United States Dollar 717,391	Standard Chartered Bank	—	(1,756)	(1,756)
9/23/14	Zambian Kwacha 8,120,000	United States Dollar 1,364,706	Barclays Bank PLC	9,323	—	9,323
9/23/14	Zambian Kwacha 7,130,000	United States Dollar 1,170,772	Barclays Bank PLC	—	(19,361)	(19,361)
9/23/14	Zambian Kwacha 9,744,000	United States Dollar 1,601,315	Barclays Bank PLC	—	(25,145)	(25,145)
9/30/14	United States Dollar 1,401,220	Azerbaijani Manat 1,149,000	Standard Bank	26,287	—	26,287

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/9/14	United States Dollar 2,814,724	Azerbaijani Manat 2,294,000	VTB Capital PLC	$26,495	$—	$26,495
10/9/14	United States Dollar 2,823,818	Azerbaijani Manat 2,300,000	VTB Capital PLC	24,832	—	24,832
10/17/14	United States Dollar 4,083,080	Kazakhstani Tenge 674,729,000	Citibank NA	57,107	—	57,107
10/17/14	United States Dollar 302,755	Kazakhstani Tenge 50,000,000	Citibank NA	4,049	—	4,049
10/20/14	United States Dollar 3,258,631	Kazakhstani Tenge 538,000,000	Deutsche Bank	40,959	—	40,959
10/23/14	United States Dollar 2,106,222	Kazakhstani Tenge 347,000,000	JPMorgan Chase Bank	20,911	—	20,911
10/27/14	United States Dollar 3,028,190	Kazakhstani Tenge 499,500,000	HSBC Bank USA	31,778	—	31,778
11/5/14	United States Dollar 3,486,322	Kazakhstani Tenge 573,500,000	Citibank NA	21,672	—	21,672
11/12/14	United States Dollar 3,604,275	Kazakhstani Tenge 590,200,000	Deutsche Bank	660	—	660
11/12/14	United States Dollar 11,862,301	Kazakhstani Tenge 1,938,300,000	Deutsche Bank	—	(23,186)	(23,186)
11/13/14	United States Dollar 4,476,261	Indonesian Rupiah 55,550,403,000	Citibank NA	—	(172,230)	(172,230)
11/21/14	United States Dollar 2,464,615	Kazakhstani Tenge 400,500,000	JPMorgan Chase Bank	—	(22,896)	(22,896)
11/21/14	United States Dollar 3,720,787	Kazakhstani Tenge 605,000,000	VTB Bank Europe PLC	—	(32,297)	(32,297)
12/3/14	United States Dollar 10,658,816	Kazakhstani Tenge 1,754,974,011	Deutsche Bank	14,342	—	14,342
12/3/14	United States Dollar 1,723,164	Kazakhstani Tenge 283,719,000	Deutsche Bank	2,319	—	2,319
12/22/14	United States Dollar 18,209,437	Kazakhstani Tenge 2,990,900,000	VTB Bank Europe PLC	—	(90,457)	(90,457)
12/30/14	United States Dollar 3,351,993	Uruguayan Peso 79,040,000	Citibank NA	—	(140,971)	(140,971)
1/12/15	United States Dollar 1,812,289	Ugandan Shilling 4,956,610,000	Citibank NA	29,762	—	29,762
1/12/15	United States Dollar 1,407,971	Ugandan Shilling 3,843,761,000	Standard Chartered Bank	20,506	—	20,506
1/16/15	United States Dollar 4,942,158	Uruguayan Peso 118,167,000	Citibank NA	—	(167,220)	(167,220)
1/20/15	United States Dollar 3,283,113	Ugandan Shilling 8,943,200,000	Barclays Bank PLC	35,092	—	35,092
1/23/15	United States Dollar 1,533,481	Ugandan Shilling 4,145,000,000	Citibank NA	3,506	—	3,506
1/23/15	United States Dollar 4,942,154	Uruguayan Peso 118,414,000	Citibank NA	—	(167,730)	(167,730)
1/29/15	United States Dollar 2,392,175	Ugandan Shilling 6,434,950,000	Barclays Bank PLC	—	(8,966)	(8,966)
2/27/15	United States Dollar 3,989,515	Uruguayan Peso 95,509,000	Citibank NA	—	(180,616)	(180,616)
3/31/15	United States Dollar 3,352,188	Uruguayan Peso 81,190,000	Citibank NA	—	(146,387)	(146,387)

				$33,098,385	$(34,002,658)	$(904,273)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	666 Euro-Bobl	Short	$(113,000,115)	$(113,833,180)	$(833,065)
3/14	287 Euro-Bund	Short	(54,498,580)	(55,692,604)	(1,194,024)
3/14	79 Euro-Schatz	Short	(11,775,604)	(11,788,922)	(13,318)
3/14	448 IMM 10-Year Interest Rate Swap	Long	45,147,440	44,170,560	(976,880)
3/14	120 Japan 10-Year Bond	Short	(169,129,881)	(169,999,021)	(869,140)
3/14	282 Nikkei 225 Index	Long	43,074,210	40,987,570	(2,086,640)
3/14	207 U.K. Gilt	Short	(37,307,606)	(37,564,285)	(256,679)
3/14	134 U.S. 2-Year Deliverable Interest Rate Swap	Short	(13,464,316)	(13,460,719)	3,597
3/14	394 U.S. 5-Year Deliverable Interest Rate Swap	Short	(39,886,587)	(39,966,375)	(79,788)
3/14	914 U.S. 10-Year Deliverable Interest Rate Swap	Short	(93,104,769)	(94,641,844)	(1,537,075)
4/14	14 Gold	Short	(1,770,160)	(1,735,720)	34,440
12/14	98 Copper	Short	(17,946,580)	(17,230,850)	715,730

					$(7,092,842)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

•	Euro-Schatz: Short-term debt securities issued by the Federal Republic of Germany with a term to maturity of 1.75 to 2.25 years.

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

•	Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

•	U.K. Gilt: Gilt issues having a maturity 8.25 to 13 years from the calendar day of the delivery month.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
LCH.Clearnet	AUD	13,089	Pays	6-month AUD Bank Bill	4.31%	7/4/23	$13,433
LCH.Clearnet	AUD	17,116	Pays	6-month AUD Bank Bill	4.31	7/15/23	3,016
LCH.Clearnet	AUD	16,060	Pays	6-month AUD Bank Bill	4.48	8/20/23	302,841
LCH.Clearnet	HUF	2,525,000	Receives	6-month HUF BUBOR	4.57	11/14/18	37,348
LCH.Clearnet	HUF	5,190,000	Receives	6-month HUF BUBOR	3.78	11/15/18	848,268
LCH.Clearnet	HUF	3,243,000	Receives	6-month HUF BUBOR	4.43	11/15/18	131,847
LCH.Clearnet	NZD	112,000	Pays	3-month NZD Bank Bill	4.71	10/8/16	41,675
LCH.Clearnet	NZD	117,000	Pays	3-month NZD Bank Bill	4.76	10/10/16	86,575
LCH.Clearnet	NZD	92,500	Pays	3-month NZD Bank Bill	4.74	10/10/16	52,065
LCH.Clearnet	NZD	5,449	Pays	3-month NZD Bank Bill	4.21	10/23/17	33,578
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20	10/24/17	75,359
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15	10/25/17	47,219
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04	10/30/17	8,788
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04	10/31/17	3,591
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03	10/31/17	2,389

							$1,687,992

AUD	-	Australian Dollar

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America	BRL	6,057	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$(3,752)
Bank of America	BRL	696	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/2/23	(3,269)
Bank of America	BRL	18,527	Pays	Brazil CETIP Interbank Deposit Rate	12.94	1/2/23	(175,209)
Bank of America	CLP	4,413,690	Receives	6-month Sinacofi Chile Interbank Rate	4.80	5/10/18	(75,601)
Bank of America	CLP	10,493,516	Receives	6-month Sinacofi Chile Interbank Rate	4.76	5/13/18	(147,658)
Bank of America	CLP	3,952,822	Receives	6-month Sinacofi Chile Interbank Rate	4.73	5/16/18	(46,387)
Bank of America	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(72,611)
Bank of America	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	64,309
Bank of America	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	20,713
Bank of America	MYR	72,483	Pays	3-month MYR KLIBOR	3.51	1/15/16	(39,187)
Bank of America	MYR	17,742	Receives	3-month MYR KLIBOR	4.58	1/15/24	(39,603)
Bank of America	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(6,437)
Bank of America	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	164,391
Bank of America	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	75,611
Bank of America	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	155,806
Bank of America	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	131,659
Bank of America	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	5,521
Bank of America	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	9,998
Bank of America	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	91,548
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	183,267
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	76,508
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	21,011
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	42,668
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	15,026
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	157,556
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	1,789
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	6,059
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	22,457
Citibank NA	CLP	1,694,460	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(15,919)
Citibank NA	MXN	492,000	Pays	Mexican Interbank TIIE 28 Day	4.39	1/25/16	(53,508)
Citibank NA	MXN	475,630	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(78,551)
Citibank NA	MYR	70,663	Pays	3-month MYR KLIBOR	3.51	1/15/16	(40,223)
Citibank NA	MYR	17,140	Receives	3-month MYR KLIBOR	4.58	1/15/24	(38,259)
Citibank NA	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	231,658
Citibank NA	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	113,479
Citibank NA	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	21,920
Citibank NA	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	72,861
Citibank NA	PLN	8,170	Pays	6-month PLN WIBOR	4.40	8/20/17	75,483
Citibank NA	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	7,322
Citibank NA	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	6,742
Citibank NA	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	16,018
Citibank NA	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	44,614
Credit Suisse International	HUF	200,230	Pays	6-month HUF BUBOR	5.20	12/16/16	21,384
Credit Suisse International	HUF	155,590	Pays	6-month HUF BUBOR	5.11	1/11/17	14,547
Credit Suisse International	HUF	244,410	Pays	6-month HUF BUBOR	5.13	1/11/17	23,986
Credit Suisse International	HUF	400,000	Receives	6-month HUF BUBOR	7.92	1/11/17	(171,988)
Credit Suisse International	HUF	296,650	Pays	6-month HUF BUBOR	5.12	1/16/17	27,781
Credit Suisse International	HUF	514,000	Receives	6-month HUF BUBOR	7.63	1/16/17	(202,933)
Credit Suisse International	PLN	10,290	Pays	6-month PLN WIBOR	4.40	8/20/17	95,075
Deutsche Bank	BRL	9,320	Pays	Brazil CETIP Interbank Deposit Rate	12.92	1/4/21	(48,070)
Deutsche Bank	BRL	45,789	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/21	(296,945)
Deutsche Bank	BRL	3,340	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(28,032)
Deutsche Bank	CLP	4,483,020	Receives	6-month Sinacofi Chile Interbank Rate	4.78	5/10/18	(70,076)
Deutsche Bank	CLP	13,240,270	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/13/18	(126,826)
Deutsche Bank	CLP	5,224,497	Receives	6-month Sinacofi Chile Interbank Rate	4.74	5/14/18	(65,555)
Deutsche Bank	CLP	3,290,792	Receives	6-month Sinacofi Chile Interbank Rate	4.70	5/20/18	(30,917)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank	CLP	1,114,809	Receives	6-month Sinacofi Chile Interbank Rate	4.64%	5/23/18	$(5,364)
Deutsche Bank	MYR	73,351	Pays	3-month MYR KLIBOR	3.48	1/13/16	(52,473)
Deutsche Bank	MYR	17,952	Receives	3-month MYR KLIBOR	4.54	1/13/24	(58,601)
Deutsche Bank	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	94,161
Deutsche Bank	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	281,285
Deutsche Bank	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	150,169
Deutsche Bank	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	98,210
Deutsche Bank	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	71,911
Deutsche Bank	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	2,523
Deutsche Bank	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	11,381
Goldman Sachs International	BRL	8,841	Pays	Brazil CETIP Interbank Deposit Rate	13.07	1/4/21	(12,229)
Goldman Sachs International	BRL	630	Pays	Brazil CETIP Interbank Deposit Rate	13.05	1/2/23	(3,878)
Goldman Sachs International	MXN	482,050	Pays	Mexican Interbank TIIE 28 Day	4.36	1/26/16	(72,614)
Goldman Sachs International	MXN	998,150	Pays	Mexican Interbank TIIE 28 Day	4.35	1/26/16	(160,757)
Goldman Sachs International	MYR	69,796	Pays	3-month MYR KLIBOR	3.47	1/13/16	(53,962)
Goldman Sachs International	MYR	16,930	Receives	3-month MYR KLIBOR	4.53	1/13/24	(59,310)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	54,989
JPMorgan Chase Bank	HUF	1,612,000	Pays	6-month HUF BUBOR	6.93	12/19/16	507,315
JPMorgan Chase Bank	HUF	1,612,000	Receives	6-month HUF BUBOR	7.26	12/19/16	(571,476)
JPMorgan Chase Bank	HUF	529,000	Pays	6-month HUF BUBOR	6.94	12/20/16	167,488
JPMorgan Chase Bank	HUF	529,000	Receives	6-month HUF BUBOR	7.34	12/20/16	(193,145)
JPMorgan Chase Bank	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(237,092)
JPMorgan Chase Bank	HUF	627,500	Pays	6-month HUF BUBOR	6.99	12/22/16	203,694
JPMorgan Chase Bank	HUF	627,500	Receives	6-month HUF BUBOR	7.30	12/22/16	(227,118)
JPMorgan Chase Bank	HUF	616,000	Pays	6-month HUF BUBOR	5.10	12/27/16	59,287
JPMorgan Chase Bank	HUF	616,000	Receives	6-month HUF BUBOR	7.37	12/27/16	(227,593)
JPMorgan Chase Bank	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	20,075
JPMorgan Chase Bank	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(92,406)
JPMorgan Chase Bank	NZD	86,000	Pays	3-month NZD Bank Bill	4.70	10/8/16	15,299
JPMorgan Chase Bank	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	(660,287)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(321,066)
JPMorgan Chase Bank	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	(321,066)
JPMorgan Chase Bank	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	55,990
Nomura International	BRL	8,516	Pays	Brazil CETIP Interbank Deposit Rate	13.03	1/4/21	(20,436)
Nomura International	BRL	47,276	Pays	Brazil CETIP Interbank Deposit Rate	13.10	1/4/21	(40,493)
Nomura International	BRL	7,536	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(98,500)
Nomura International	BRL	17,830	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(196,055)

							$(1,750,893)

BRL	-	Brazilian Real

CLP	-	Chilean Peso

HUF	-	Hungarian Forint

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Romania	BNP Paribas	$3,100	1.00	%(1)	9/20/18	1.77%	$(101,623)	$106,732	$5,109
Romania	Goldman Sachs International	3,220	1.00	(1)	9/20/18	1.77	(105,557)	110,695	5,138
South Africa	Bank of America	890	1.00	(1)	12/20/15	1.38	(5,268)	2,702	(2,566)
South Africa	Bank of America	3,190	1.00	(1)	12/20/15	1.38	(18,880)	10,150	(8,730)
South Africa	Bank of America	7,500	1.00	(1)	9/20/17	1.92	(231,927)	178,702	(53,225)
South Africa	Bank of America	5,000	1.00	(1)	9/20/17	1.92	(154,617)	55,373	(99,244)
South Africa	Bank of America	14,640	1.00	(1)	9/20/17	1.92	(452,721)	136,949	(315,772)
South Africa	Bank of America	26,320	1.00	(1)	9/20/17	1.92	(813,856)	327,012	(486,844)
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	1.38	(13,495)	8,124	(5,371)
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	1.38	(22,669)	13,532	(9,137)
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.92	(77,618)	46,390	(31,228)
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.92	(154,618)	99,258	(55,360)
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.92	(129,570)	80,253	(49,317)
South Africa	Citibank NA	4,800	1.00	(1)	9/20/15	1.30	(17,599)	43,850	26,251
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	1.38	(5,267)	3,175	(2,092)
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/15	1.38	(11,837)	6,689	(5,148)
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	1.38	(28,320)	18,584	(9,736)
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	1.44	(73,356)	60,181	(13,175)
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	1.44	(66,019)	30,624	(35,395)
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.92	(114,418)	95,520	(18,898)
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/17	1.92	(150,288)	128,622	(21,666)
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/17	1.92	(176,264)	135,813	(40,451)
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.92	(94,935)	77,188	(17,747)
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.92	(463,853)	382,164	(81,689)
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.98	(93,403)	48,743	(44,660)
South Africa	HSBC Bank USA	5,000	1.00	(1)	9/20/17	1.92	(154,618)	97,580	(57,038)
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/17	1.98	(88,217)	47,845	(40,372)
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/17	1.98	(251,255)	118,353	(132,902)
South Africa	JPMorgan Chase Bank	7,500	1.00	(1)	9/20/17	1.92	(231,927)	146,370	(85,557)
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.92	(30,921)	11,100	(19,821)
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.98	(267,154)	142,155	(124,999)
Turkey	BNP Paribas	4,800	1.00	(1)	9/20/22	3.01	(669,545)	267,230	(402,315)
Turkey	BNP Paribas	10,000	1.00	(1)	9/20/22	3.01	(1,394,885)	500,591	(894,294)
Turkey	BNP Paribas	15,456	1.00	(1)	9/20/22	3.01	(2,155,935)	795,322	(1,360,613)
Turkey	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	3.01	(1,032,215)	476,409	(555,806)

Total		$214,569					$(9,854,650)	$4,809,980	$(5,044,670)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Brazil	Bank of America	$2,359	1.00	%(1)	3/20/24	$299,781	$(301,233)	$(1,452)
Brazil	Barclays Bank PLC	12,000	1.00	(1)	6/20/22	1,247,910	(939,824)	308,086
Brazil	Goldman Sachs International	12,800	1.00	(1)	9/20/22	1,376,583	(996,628)	379,955
Brazil	Goldman Sachs International	4,900	1.00	(1)	3/20/24	622,689	(584,405)	38,284
Brazil	Goldman Sachs International	653	1.00	(1)	3/20/24	82,982	(81,886)	1,096
Brazil	Goldman Sachs International	882	1.00	(1)	3/20/24	112,084	(117,767)	(5,683)
Brazil	Goldman Sachs International	2,629	1.00	(1)	3/20/24	334,092	(342,555)	(8,463)
Brazil	Morgan Stanley and Co. International PLC	3,080	1.00	(1)	3/20/24	391,405	(367,714)	23,691
Bulgaria	Barclays Bank PLC	4,691	1.00	(1)	12/20/18	52,950	(54,273)	(1,323)
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	11,884	(10,125)	1,759
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	26,777	(27,229)	(452)
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	18,139	(21,154)	(3,015)
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	24,381	(21,927)	2,454
Bulgaria	Citibank NA	3,220	1.00	(1)	9/20/18	27,813	(25,435)	2,378
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	45,150	(45,216)	(66)
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	22,575	(23,054)	(479)
China	Bank of America	6,100	1.00	(1)	3/20/17	(94,175)	(114,063)	(208,238)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(155,557)	(171,458)	(327,015)
China	Deutsche Bank	3,700	1.00	(1)	3/20/17	(57,122)	(59,836)	(116,958)
China	Deutsche Bank	4,300	1.00	(1)	3/20/17	(66,386)	(69,539)	(135,925)
China	JPMorgan Chase Bank	10,200	1.00	(1)	3/20/18	(111,175)	130,274	19,099
Colombia	Bank of America	3,900	1.00	(1)	9/20/21	164,804	(133,702)	31,102
Colombia	Barclays Bank PLC	2,000	1.00	(1)	6/20/22	99,648	(97,761)	1,887
Colombia	Deutsche Bank	4,100	1.00	(1)	6/20/22	204,277	(228,585)	(24,308)
Colombia	Deutsche Bank	4,580	1.00	(1)	6/20/22	228,192	(285,048)	(56,856)
Colombia	Goldman Sachs International	7,410	1.00	(1)	6/20/17	(12,081)	(164,587)	(176,668)
Colombia	Goldman Sachs International	2,990	1.00	(1)	9/20/21	126,350	(100,704)	25,646
Colombia	Goldman Sachs International	1,220	1.00	(1)	6/20/22	60,785	(89,230)	(28,445)
Colombia	Goldman Sachs International	2,000	1.00	(1)	6/20/22	99,647	(132,653)	(33,006)
Colombia	HSBC Bank USA	4,040	1.00	(1)	6/20/17	(6,587)	(90,986)	(97,573)
Colombia	HSBC Bank USA	4,361	1.00	(1)	9/20/21	184,285	(143,591)	40,694
Colombia	Morgan Stanley & Co. International PLC	4,470	1.00	(1)	9/20/21	188,891	(153,243)	35,648
Colombia	Morgan Stanley & Co. International PLC	4,000	1.00	(1)	6/20/22	199,294	(217,071)	(17,777)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	162,519	(104,623)	57,896
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	379,220	(276,047)	103,173
Croatia	Citibank NA	5,000	1.00	(1)	12/20/17	406,303	(264,412)	141,891
Croatia	Citibank NA	1,500	1.00	(1)	12/20/17	121,891	(77,529)	44,362
Croatia	Citibank NA	1,913	1.00	(1)	3/20/18	168,364	(145,806)	22,558
Croatia	Citibank NA	5,580	1.00	(1)	6/20/18	534,355	(454,938)	79,417
Croatia	Citibank NA	930	1.00	(1)	6/20/18	89,059	(65,952)	23,107
Croatia	Citibank NA	1,270	1.00	(1)	6/20/18	121,619	(104,867)	16,752
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	162,521	(103,646)	58,875
Croatia	HSBC Bank USA	2,822	1.00	(1)	3/20/18	248,366	(215,088)	33,278
Croatia	JPMorgan Chase Bank	1,533	1.00	(1)	6/20/18	146,804	(126,687)	20,117

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,782	1.00	%(1)	12/20/16	$94,557	$(72,540)	$22,017
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,151	(131,356)	71,795
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	203,152	(133,899)	69,253
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	129,611	(85,504)	44,107
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	112,546	(69,433)	43,113
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	111,421	(97,421)	14,000
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	269,577	(212,331)	57,246
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	239,406	(197,477)	41,929
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	262,868	(242,379)	20,489
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	111,371	(100,309)	11,062
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	580,870	(362,583)	218,287
Egypt	Citibank NA	1,300	1.00	(1)	12/20/15	90,672	(32,927)	57,745
Egypt	Credit Suisse International	2,130	1.00	(1)	12/20/15	148,563	(50,542)	98,021
Egypt	Credit Suisse International	2,155	1.00	(1)	12/20/15	150,306	(54,586)	95,720
Egypt	Deutsche Bank	4,600	1.00	(1)	12/20/15	320,839	(87,413)	233,426
Hungary	Bank of America	1,800	1.00	(1)	3/20/17	69,070	(202,268)	(133,198)
Hungary	Barclays Bank PLC	900	1.00	(1)	3/20/17	34,536	(101,126)	(66,590)
Hungary	Barclays Bank PLC	2,500	1.00	(1)	3/20/17	95,931	(281,926)	(185,995)
Hungary	Deutsche Bank	1,700	1.00	(1)	3/20/17	65,233	(190,175)	(124,942)
Hungary	Goldman Sachs International	3,400	1.00	(1)	3/20/17	130,467	(378,956)	(248,489)
Hungary	HSBC Bank USA	900	1.00	(1)	3/20/17	34,536	(101,126)	(66,590)
Lebanon	Deutsche Bank	1,338	1.00	(1)	3/20/18	130,140	(148,755)	(18,615)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	498,967	(593,844)	(94,877)
Lebanon	Deutsche Bank	5,130	1.00	(1)	3/20/18	498,968	(594,060)	(95,092)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	4,198,141	(4,664,033)	(465,892)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(205,652)	205,200	(452)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(190,623)	175,919	(14,704)
Lebanon	HSBC Bank USA	1,250	1.00	(1)	12/20/17	112,489	(138,303)	(25,814)
Lebanon	JPMorgan Chase Bank	1,300	5.00	(1)	12/20/17	(76,361)	32,817	(43,544)
Mexico	Bank of America	1,900	1.00	(1)	6/20/22	65,802	(103,118)	(37,316)
Mexico	Bank of America	3,910	1.00	(1)	6/20/22	135,413	(241,109)	(105,696)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	34,632	(64,682)	(30,050)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	545,556	(422,745)	122,811
Mexico	Citibank NA	1,250	1.00	(1)	6/20/22	43,291	(69,662)	(26,371)
Mexico	Deutsche Bank	10,000	1.00	(1)	6/20/23	426,216	(298,946)	127,270
Mexico	Goldman Sachs International	1,900	1.00	(1)	6/20/22	65,802	(104,391)	(38,589)
Mexico	Goldman Sachs International	1,950	1.00	(1)	6/20/22	67,534	(129,209)	(61,675)
Philippines	Bank of America	1,400	1.00	(1)	12/20/15	(13,744)	(7,359)	(21,103)
Philippines	Bank of America	2,000	1.00	(1)	12/20/15	(19,635)	(9,856)	(29,491)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(23,562)	(17,957)	(41,519)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(10,364)	(8,529)	(18,893)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(14,510)	(8,515)	(23,025)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,583)	(7,548)	(24,131)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(16,584)	(11,272)	(27,856)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(21,766)	(13,916)	(35,682)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(25,911)	(20,939)	(46,850)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Philippines	Citibank NA	$6,600	1.00	%(1)	9/20/15	$(61,165)	$(59,505)	$(120,670)
Philippines	Citibank NA	2,000	1.00	(1)	3/20/16	(20,729)	(13,690)	(34,419)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(64,650)	(129,122)	(193,772)
Philippines	Deutsche Bank	1,000	1.00	(1)	12/20/15	(9,818)	(5,628)	(15,446)
Philippines	Deutsche Bank	1,300	1.00	(1)	12/20/15	(12,762)	(6,845)	(19,607)
Philippines	Deutsche Bank	2,300	1.00	(1)	12/20/15	(22,580)	(12,898)	(35,478)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(20,729)	(14,083)	(34,812)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(9,818)	(4,707)	(14,525)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(26,948)	(19,342)	(46,290)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(204,430)	156,758	(47,672)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(16,239)	6,381	(9,858)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(2,740)	(7,093)	(9,833)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(7,174)	(18,825)	(25,999)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	497,806	(577,579)	(79,773)
Russia	Citibank NA	25,456	1.00	(1)	9/20/22	2,639,801	(1,844,080)	795,721
Russia	Deutsche Bank	15,333	1.00	(1)	6/20/18	522,557	(241,056)	281,501
Russia	Deutsche Bank	7,570	1.00	(1)	6/20/18	257,990	(117,561)	140,429
Russia	JPMorgan Chase Bank	9,158	1.00	(1)	6/20/18	312,110	(140,578)	171,532
Russia	JPMorgan Chase Bank	6,210	1.00	(1)	6/20/18	211,640	(97,847)	113,793
Russia	JPMorgan Chase Bank	3,820	1.00	(1)	6/20/18	130,188	(54,310)	75,878
Russia	JPMorgan Chase Bank	7,400	1.00	(1)	9/20/22	767,451	(537,504)	229,947
South Africa	Bank of America	3,190	1.00	(1)	12/20/20	302,426	(92,789)	209,637
South Africa	Bank of America	890	1.00	(1)	12/20/20	84,366	(23,601)	60,765
South Africa	Bank of America	26,320	1.00	(1)	9/20/22	3,295,411	(1,783,047)	1,512,364
South Africa	Bank of America	14,640	1.00	(1)	9/20/22	1,833,171	(895,533)	937,638
South Africa	Bank of America	5,000	1.00	(1)	9/20/22	626,082	(323,408)	302,674
South Africa	Bank of America	7,500	1.00	(1)	9/20/22	939,125	(639,269)	299,856
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	363,059	(107,252)	255,807
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	216,129	(60,238)	155,891
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	388,165	(226,871)	161,294
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	388,165	(233,098)	155,067
South Africa	Citibank NA	4,800	1.00	(1)	9/20/20	433,529	(208,797)	224,732
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	453,587	(141,774)	311,813
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	189,609	(58,574)	131,035
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	84,366	(25,093)	59,273
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	892,256	(332,659)	559,597
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	803,030	(255,444)	547,586
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	2,253,291	(1,472,266)	781,025
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	463,301	(327,473)	135,828
South Africa	Deutsche Bank	5,700	1.00	(1)	9/20/22	713,734	(482,850)	230,884
South Africa	Deutsche Bank	4,860	1.00	(1)	9/20/22	608,552	(413,465)	195,087
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,878,249	(1,276,838)	601,411
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	384,415	(253,116)	131,299
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	341,938	(228,374)	113,564
South Africa	HSBC Bank USA	7,120	1.00	(1)	12/20/22	919,837	(559,802)	360,035
South Africa	HSBC Bank USA	2,500	1.00	(1)	12/20/22	322,949	(207,131)	115,818
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	125,205	(66,923)	58,282
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	978,018	(642,849)	335,169
Spain	Bank of America	2,400	1.00	(1)	9/20/20	77,922	(177,346)	(99,424)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	78,604	(156,735)	(78,131)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	38,789	(77,079)	(38,290)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	137,524	(278,422)	(140,898)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	112,827	(327,653)	(214,826)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	202,076	(364,761)	(162,685)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Barclays Bank PLC		$5,000	1.00	%(1)	6/20/21	$201,797	$(410,872)	$(209,075)
Spain	Barclays Bank PLC		5,000	1.00	(1)	3/20/22	235,828	(807,911)	(572,083)
Spain	Citibank NA		7,900	1.00	(1)	12/20/16	13,727	(180,375)	(166,648)
Spain	Credit Suisse International		2,200	1.00	(1)	3/20/21	83,533	(243,477)	(159,944)
Spain	Credit Suisse International		5,000	1.00	(1)	6/20/21	202,075	(398,266)	(196,191)
Spain	Deutsche Bank		3,500	1.00	(1)	12/20/20	123,404	(286,560)	(163,156)
Spain	Deutsche Bank		10,730	1.00	(1)	6/20/22	529,703	(2,493,521)	(1,963,818)
Thailand	Bank of America		1,000	1.00	(1)	3/20/16	(2,911)	(1,979)	(4,890)
Thailand	Barclays Bank PLC		1,400	1.00	(1)	3/20/16	(4,076)	(4,117)	(8,193)
Thailand	Barclays Bank PLC		3,000	1.00	(1)	3/20/16	(8,734)	(1,190)	(9,924)
Thailand	Citibank NA		6,900	1.00	(1)	3/20/18	107,182	2,718	109,900
Thailand	Goldman Sachs International		4,100	1.00	(1)	3/20/16	(11,937)	(14,569)	(26,506)
Thailand	Standard Chartered Bank		3,300	1.00	(1)	9/20/15	(12,452)	(14,069)	(26,521)
Tunisia	Barclays Bank PLC		1,970	1.00	(1)	9/20/17	163,007	(128,401)	34,606
Tunisia	Deutsche Bank		3,800	1.00	(1)	6/20/17	288,737	(203,527)	85,210
Tunisia	Deutsche Bank		2,150	1.00	(1)	6/20/17	163,364	(121,548)	41,816
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	173,763	(123,807)	49,956
Tunisia	Goldman Sachs International		2,250	1.00	(1)	9/20/17	186,175	(139,621)	46,554
Tunisia	Goldman Sachs International		2,100	1.00	(1)	9/20/17	173,763	(137,084)	36,679
Tunisia	JPMorgan Chase Bank		4,520	1.00	(1)	9/20/17	374,005	(302,452)	71,553
Tunisia	Morgan Stanley & Co. International PLC		500	1.00	(1)	6/20/17	37,992	(28,247)	9,745
Tunisia	Nomura International PLC		3,400	1.00	(1)	12/20/17	303,667	(270,235)	33,432
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,720	5.00	(1)	12/20/18	(90,513)	25,688	(64,825)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,720	5.00	(1)	12/20/18	(90,510)	24,706	(65,804)
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	2,966	5.00	(1)	3/20/19	101,248	207,323	308,571
Banco Commercial Portugues SA	Barclays Bank PLC	EUR	1,717	5.00	(1)	3/20/19	(86,506)	93,803	7,297
Banco Activo Bank SA	Goldman Sachs International	EUR	869	5.00	(1)	3/20/19	(43,804)	51,004	7,200
Banco Espirito Santo SA	Barclays Bank PLC	EUR	3,443	5.00	(1)	3/20/19	(226,034)	297,187	71,153
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,722	5.00	(1)	3/20/19	(113,042)	143,212	30,170
Banco Espirito Santo SA	Barclays Bank PLC	EUR	1,395	5.00	(1)	3/20/19	(91,531)	119,831	28,300
Banco Espirito Santo SA	Deutsche Bank	EUR	1,171	5.00	(1)	3/20/19	(76,866)	108,382	31,516
Banco Espirito Santo SA	Deutsche Bank	EUR	912	5.00	(1)	3/20/19	(59,873)	78,820	18,947
Caixa Geral de Depositos SA	Barclays Bank PLC	EUR	1,724	5.00	(1)	3/20/19	(229,785)	211,598	(18,187)
iTraxx Asia ex- Japan Investment Grade Index	Bank of America		$2,064	1.00	(1)	6/20/18	17,576	(34,643)	(17,067)
iTraxx Asia ex- Japan Investment Grade Index	Barclays Bank PLC		3,135	1.00	(1)	6/20/18	26,696	(88,606)	(61,910)

Reference Entity	Counterparty	Notional Amount (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		$11,428	1.00	%(1)	6/20/18	$97,315	$(186,240)	$(88,925)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank PLC		19,740	1.00	(1)	6/20/18	168,093	(297,547)	(129,454)
iTraxx Asia ex-Japan Investment Grade Index	Citibank NA		5,601	1.00	(1)	6/20/18	47,696	(96,263)	(48,567)
iTraxx Asia ex-Japan Investment Grade Index	Credit Suisse International		4,562	1.00	(1)	6/20/18	38,847	(68,651)	(29,804)
iTraxx Asia ex-Japan Investment Grade Index	Deutsche Bank		2,759	1.00	(1)	6/20/18	23,495	(45,279)	(21,784)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		3,319	1.00	(1)	6/20/18	28,263	(57,146)	(28,883)
iTraxx Asia ex-Japan Investment Grade Index	Goldman Sachs International		6,627	1.00	(1)	6/20/18	56,433	(112,564)	(56,131)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,320	1.00	(1)	6/20/18	19,756	(36,227)	(16,471)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		2,065	1.00	(1)	6/20/18	17,585	(35,491)	(17,906)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank		3,093	1.00	(1)	6/20/18	26,338	(45,793)	(19,455)
iTraxx Europe Senior Financials 5-Year Index	Goldman Sachs International	EUR	24,570	1.00	(1)	12/20/18	(21,930)	(608,703)	(630,633)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	5,676	5.00	(1)	12/20/18	(1,302,078)	1,000,735	(301,343)
iTraxx Europe Subordinated Financials 5-Year Index	JPMorgan Chase Bank	EUR	31,180	5.00	(1)	12/20/18	(7,152,105)	5,570,909	(1,581,196)

							$38,133,489	$(35,021,601)	$3,111,888

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $214,569,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank NA	GTQ 9,681	Total return on Banco de Guatemala, 0%, due 3/4/14	3-month USD LIBOR-BBA + 50 bp on $1,196,296 (Notional Amount) plus Notional Amount at termination date	3/10/14	$37,542
Citibank NA	KRW 9,057,326	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(258,865)
Citibank NA	KRW 25,829,613	Positive Return on KOSPI 200 Index	Negative Return on KOSPI 200 Index	3/13/14	(473,549)
Citibank NA	GTQ 45,767	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $5,605,994 (Notional Amount) plus Notional Amount at termination date	6/5/14	172,433
Citibank NA	GTQ 12,970	Total return on Banco de Guatemala, 0%, due 6/3/14	3-month USD LIBOR-BBA + 50 bp on $1,615,307 (Notional Amount) plus Notional Amount at termination date	6/9/14	22,145
JPMorgan Chase Bank	PLN 19,185	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	214,228
JPMorgan Chase Bank	PLN 36,730	Negative Return on WIG20 Index	Positive Return on WIG20 Index	3/21/14	364,817

					$78,751

GTQ	-	Guatemalan Quetzal

KRW	-	South Korean Won

PLN	-	Polish Zloty

Cross-Currency Swaps

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	CLF	192	CLP	4,413,690	6-month Sinacofi Chile Interbank Rate	2.10%	5/10/18	$316,305
Bank of America	CLF	457	CLP	10,493,516	6-month Sinacofi Chile Interbank Rate	2.08	5/13/18	744,796
Bank of America	CLF	172	CLP	3,952,822	6-month Sinacofi Chile Interbank Rate	2.10	5/16/18	293,016
Citibank NA	CLF	74	CLP	1,694,460	6-month Sinacofi Chile Interbank Rate	2.01	5/20/18	115,421
Deutsche Bank	CLF	195	CLP	4,483,020	6-month Sinacofi Chile Interbank Rate	2.09	5/10/18	317,635
Deutsche Bank	CLF	577	CLP	13,240,270	6-month Sinacofi Chile Interbank Rate	2.05	5/13/18	910,675
Deutsche Bank	CLF	228	CLP	5,224,497	6-month Sinacofi Chile Interbank Rate	2.11	5/14/18	385,859
Deutsche Bank	CLF	144	CLP	3,290,792	6-month Sinacofi Chile Interbank Rate	2.00	5/20/18	221,478
Deutsche Bank	CLF	49	CLP	1,114,809	6-month Sinacofi Chile Interbank Rate	1.93	5/23/18	70,364

								$3,375,549

Counterparty	Notional Amount on Fixed Rate (Currency Received) (000’s omitted)*		Notional Amount on Floating Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Bank of America	TRY	700	$394	3-month USD-LIBOR-BBA	6.97%	8/18/21	$118,906
Citibank NA	TRY	10,951	7,200	3-month USD-LIBOR-BBA	8.23	9/3/20	2,538,294
Citibank NA	TRY	7,310	3,999	3-month USD-LIBOR-BBA	6.45	1/6/21	1,281,241
Citibank NA	TRY	5,133	3,216	3-month USD-LIBOR-BBA	8.23	2/25/21	902,228
Citibank NA	TRY	5,600	3,094	3-month USD-LIBOR-BBA	6.26	10/18/21	1,029,604
Credit Suisse International	TRY	10,104	5,676	3-month USD-LIBOR-BBA	6.90	8/18/21	1,729,286
Deutsche Bank	TRY	14,469	7,920	3-month USD-LIBOR-BBA	6.45	1/6/21	2,541,253
Deutsche Bank	TRY	18,837	11,832	3-month USD-LIBOR-BBA	8.20	2/24/21	3,354,413
HSBC Bank USA	TRY	16,212	8,470	3-month USD-LIBOR-BBA	7.85	2/23/22	1,714,360
JPMorgan Chase Bank	TRY	29,548	15,430	3-month USD-LIBOR-BBA	7.86	7/21/21	3,057,042

							$18,266,627

							$21,642,176

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	INR	9,566,675	COP	—	$2,584,548
Options written		1,913,473		25,232,736	105,580

Outstanding, end of period	INR	11,480,148	COP	25,232,736	$2,690,128

COP	-	Columbian Peso

INR	-	Indian Rupee

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative investments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative investments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, options on currencies, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(443,231)
Commodity	Futures Contracts*	750,170	—

		$750,170	$(443,231)

Credit	Credit Default Swaps	$49,376,336	$(21,097,497)

		$49,376,336	$(21,097,497)

Equity Price	Futures Contracts*	$—	$(2,086,640)
Equity Price	Total Return Swaps	579,045	(732,414)

		$579,045	$(2,819,054)

Foreign Exchange	Currency Options Purchased	$215,477	$—
Foreign Exchange	Currency Options Written	—	(2,156,649)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	33,098,385	(34,002,658)
Foreign Exchange	Total Return Swaps	232,120	—

		$33,545,982	$(36,159,307)

Interest Rate	Cross-Currency Swaps	$21,642,176	$—
Interest Rate	Futures Contracts*	3,597	(5,759,969)
Interest Rate	Interest Rate Swaps	3,812,544	(5,563,437)
Interest Rate	Interest Rate Swaps (Centrally Cleared)*	1,687,992	—
Interest Rate	Interest Rate Swaptions Purchased	92,496	—

		$27,238,805	$(11,323,406)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swap Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,656,826,526

Gross unrealized appreciation	$18,175,584
Gross unrealized depreciation	(53,990,876)

Net unrealized depreciation	$(35,815,292)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$772,076,051	$—	$772,076,051
Collateralized Mortgage Obligations	—	24,988,071	—	24,988,071
Mortgage Pass-Throughs	—	4,443,880	—	4,443,880
Common Stocks	—	9,511,677 *	—	9,511,677
Precious Metals	16,197,146	—	—	16,197,146
Currency Call Options Purchased	—	62,635	—	62,635
Currency Put Options Purchased	—	152,842	—	152,842
Interest Rate Swaptions Purchased	—	92,496	—	92,496
Short-Term Investments -
Foreign Government Securities	—	416,524,159	—	416,524,159
U.S. Treasury Obligations	—	207,995,402	—	207,995,402
Repurchase Agreements	—	91,875,804	—	91,875,804
Other	—	77,091,071	—	77,091,071
Total Investments	$16,197,146	$1,604,814,088	$—	$1,621,011,234
Forward Foreign Currency Exchange Contracts	$—	$33,098,385	$—	$33,098,385
Swap Contracts	—	77,330,213	—	77,330,213
Futures Contracts	753,767	—	—	753,767
Total	$16,950,913	$1,715,242,686	$—	$1,732,193,599

Liability Description
Currency Call Options Written	$—	$(61,018)	$—	$(61,018)
Currency Put Options Written	—	(2,095,631)	—	(2,095,631)
Securities Sold Short	—	(89,981,134)	—	(89,981,134)
Forward Commodity Contracts	—	(443,231)	—	(443,231)
Forward Foreign Currency Exchange Contracts	—	(34,002,658)	—	(34,002,658)
Swap Contracts	—	(27,393,348)	—	(27,393,348)
Futures Contracts	(7,846,609)	—	—	(7,846,609)
Total	$(7,846,609)	$(153,977,020)	$—	$(161,823,629)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014